SEMIANNUAL REPORT February 28, 2002


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  CALIFORNIA
  NPC
  NCL
  NCU
  NAC
  NVX
  NZH





DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)




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[PHOTO OF Timothy R. Schwertfeger]

Timothy R. Schwertfeger
Chairman of the Board

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  "I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION
   ELECTRONICALLY ...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILED
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Dear
  SHAREHOLDER

This letter is dated April 15 - income tax day for most Americans. While most of us recognize the need to pay taxes, we also look for ways to keep our taxes as low as possible. One popular way to do this is through an investment in high quality municipal bonds, such as those owned by your Nuveen Fund.

During the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.


/s/ TIMOTHY R. SCHWERTFEGER

TIMOTHY R. SCHWERTFEGER
Chairman of the Board

April 15, 2002

Nuveen California Municipal Closed-End Exchange-Traded Funds (NPC, NCL, NCU, NAC, NVX, NZH)

Portfolio Managers'
               COMMENTS


Portfolio managers Steve Krupa and Bill Fitzgerald review economic and market conditions, key strategies, and recent Fund performance. With 23 years of investment management experience at Nuveen, Steve has managed NPC and NCL since March 2001. Bill, who joined Nuveen in 1988, assumed portfolio management responsibility for NCU in 1998, NAC in 1999, and NVX and NZH upon their inceptions in 2001.

WHAT WERE THE MAJOR DRIVERS OF THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The major forces at work during the twelve months ended February 28, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive approach to easing short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed, also have impacted the economy and the markets.

These factors produced a generally positive environment for fixed-income investments, and over the past twelve months many municipal securities have performed well. During 2001, national new municipal supply reached its highest level - $286.3 billion - since 1993. This strong new issue supply has continued during the first two months of 2002, with $41.3 billion in new issuance, up 23% over January/February 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, quality, and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as insurance companies and pension plans, also have been active buyers in the new issue market.


HOW WAS THE ECONOMIC AND MARKET ENVIRONMENT IN CALIFORNIA?
Over the past year, the California economy has contended with the same economic weakness that has affected the rest of the nation. Because the state remains heavily dependent on economically sensitive revenue sources, such as sales, income, and capital gains taxes, the economic decline has had a major impact on the state's general revenues. As a result, California is now facing a budget deficit estimated at $7 billion. The state also continues to deal with the aftermath of the 2001 power crisis. Unless the state can issue a proposed offering of power bonds by the conclusion of fiscal 2002 on June 30, its general fund reserves and resources may continue to dwindle, and California may have to seek new and broader revenue sources.

On the positive side, one byproduct of the declining economy was lower electricity prices. California also remained the nation's top state for exports, selling $107 billion of goods, primarily computer and electronic products, to other countries in 2001.

During calendar year 2001, California experienced a 33% increase in new municipal bond issuance over 2000 totals. In January and February 2002, the state continued to see strong new supply, with issuance up 37% over the same period in 2001. However, the possible budget shortfall, combined with the uncertainties surrounding the resolution of the state's power problems, have put pressure on California's credit ratings. In November 2001, Moody's downgraded the rating on California general obligation bonds for the second time in twelve months. Moody's rating currently stands at A1, while Standard & Poor's and Fitch have maintained their ratings at A+/AA over the past six months. All three agencies also maintained a negative outlook for the state.


HOW DID THESE NUVEEN CALIFORNIA FUNDS PERFORM OVER THE PAST TWELVE MONTHS? During the twelve months ended February 28, 2002, the Fed's policy of interest rate easing, combined with favorable market technicals, created a generally positive total return environment for municipal bonds. Individual results for the Nuveen California Funds are presented in the accompanying table.

                                     TOTAL RETURN          LEHMAN         LIPPER
                 MARKET YIELD              ON NAV   TOTAL RETURN1       AVERAGE2
--------------------------------------------------------------------------------
                                           1 YEAR          1 YEAR         1 YEAR
                         TAXABLE-           ENDED           ENDED          ENDED
          2/28/02     EQUIVALENT3         2/28/02         2/28/02        2/28/02
--------------------------------------------------------------------------------
NPC         5.40%           8.50%           7.30%           6.90%          6.98%
--------------------------------------------------------------------------------
NCL         5.55%           8.74%           7.70%           6.90%          6.98%
--------------------------------------------------------------------------------
NCU         5.81%           9.15%           9.14%           6.68%          7.33%
--------------------------------------------------------------------------------
NAC         5.88%           9.26%           9.05%           6.68%          7.33%
--------------------------------------------------------------------------------
NVX         6.00%           9.45%              NA               -              -
--------------------------------------------------------------------------------
NZH         6.24%           9.83%              NA               -              -
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Overall, the market environment of the past twelve months favored funds with longer durations. As of February 28, 2002, the durations4 of the two insured Funds were 9.54 and 8.31, compared with 8.63 for the unleveraged Lehman Brothers California Insured Tax-Exempt Bond Index, while NCU and NAC had durations of
11.30 and 12.42, respectively, versus 8.12 for the Lehman California Tax-Exempt Index. The durations of NVX and NZH, which were established in 2001, were 15.01 and 18.29, respectively, which is typical of newer Funds. Over time, we plan to move these durations in line with the other Nuveen California Municipal Closed-End Exchange-Traded Funds. In addition to duration, the performance of these Funds was influenced by market activity, portfolio structure, including call exposure, and individual holdings.


HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed's interest rate cuts, the dividend-payment capabilities of these Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates these leveraged Funds pay their MuniPreferred(R) shareholders. For example, declining short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended February 28, 2002, steady or falling short-term interest rates helped us to implement three dividend increases in NCL and NCU and two increases in NPC and NAC. NVX and NZH, which were introduced during 2001, began paying regular monthly dividends on schedule and are currently providing very attractive levels of tax-free income to shareholders. Over the next twelve months, the level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will continue to influence the dividends of these Nuveen Funds.

Over the past year, continued fluctuations in the stock market and the strong performance of the bond market prompted many investors to turn to tax-free fixed-income investments as a way to rebalance their portfolios and reduce overall volatility. As investors recognized the opportunities offered by the Nuveen Funds, the share prices of the insured NPC and NCL improved, causing the discount (share price below NAV) on NPC to move to a premium (share price above
NAV), while NCL's discount shrank considerably. Because the NAVs of NCU and NAC appreciated more rapidly than their share prices, these Funds saw their discounts widen over the past year.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN CALIFORNIA FUNDS DURING THE YEAR ENDED FEBRUARY 28, 2002?
In view of recent world events, maintaining strong credit quality remained a primary area of emphasis. All of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 55% to 92% in the four non-insured Funds as of February 28, 2002. These Funds also had a portion of their assets invested in BBB and/or non-rated bonds, which serve to enhance the Funds' income streams. As insured Funds, NPC and NCL are 100% invested in insured and/or U.S. guaranteed securities, which means that credit quality is not an issue.

As mentioned previously, continued uncertainty over the timing of a possible power bond issuance, together with the potential of a state budget shortfall, resulted in downgrades of California's credit ratings during the past twelve months. In anticipation of this, we sold California general obligation bonds from the non-insured Funds. As credit spreads subsequently widened, these bonds underperformed, reinforcing our decision to sell. Over this period, these Funds maintained their positions in California's three major utilities: Pacific Gas and Electric, Southern California Edison, and San Diego Gas and Electric. While these holdings restrained the performance of some of the Funds during the power crisis last year, the bonds have recovered much of their value over the past six months.



[SIDEBAR FOOTNOTES]:

1 The performance of the insured Funds - NPC and NCL - is compared with that of the Lehman Brothers California Insured Tax-Exempt Bond Index, an unleveraged index comprising a broad range of insured California municipal bonds, while the performance of the non-insured Funds is compared with that of the Lehman California Tax-Exempt Bond Index, an unleveraged index comprising a broad range of investment-grade California muni-cipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The total returns of NPC and NCL are compared with the average annualized return of the 9 funds in the Lipper California Insured Municipal Debt Funds category, while the non-insured Funds are compared with the average annualized return of the 18 funds in the Lipper California Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the fund's market yield on the indicated date and a combined federal and state in-come tax rate of 36.5%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

The financial situation in California also illustrates the value that fully insured Funds can add to the portfolios of investors with moderate risk tolerance. As credit spreads widened on unenhanced California general obligation bonds, municipal securities with higher credit ratings, especially insured bonds, outperformed the rest of the California market.

In investing new cash and proceeds from sales and bond calls over the past twelve months, we focused on attractive bonds with the potential to support the Funds' long-term dividend-payment capabilities, enhance total return potential, and add value and diversification. In the insured Funds, we found value in the healthcare sector and in selected airport offerings. In the non-insured Funds, we took advantage of opportunities in insured bonds in the 15-year to 20-year part of the yield curve across several sectors, particularly healthcare. This sector remains an important strategic selection for us, providing attractive income as well as competitive total returns.

In terms of bond calls, the Funds offer excellent levels of call protection in 2002 and 2003, with call exposure ranging from 2% in NAC and NVX to 18% in NCU over the next 22 months. NPC, which was established in November 1992, faces a slightly higher level of potential calls (24% in 2002 and 2003) as the Fund works its way past its 10-year anniversary, a period normally associated with increased call exposure. The number of actual calls experienced by the Funds will depend largely on market interest rates over this time. We believe the overall call exposure of these Funds is very manageable, and we foresee no problems in working through the call risk. Our general approach has been to watch for opportunities to sell holdings with short calls and use the occasion to buy bonds that can extend call protection and enhance structure. Over the past twelve months, increased levels of municipal supply have helped us to implement this strategy.

In September 2001, we introduced the Nuveen California Dividend Advantage Municipal Fund 3 (NZH). This Fund is now fully invested and, in our opinion, performing well for shareholders. As mentioned earlier, NZH paid its first dividend on target in December 2001, and we believe the Fund's holdings place it in an excellent position to pay an attractive, stable dividend on a monthly basis going forward.


WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN CALIFORNIA FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. The U.S. economy appears headed for a recovery, but one characterized by a more moderate pace of growth, with inflation and interest rates remaining low over the near term. Nationally, new municipal issuance should continue to be strong, and we expect issuance in California to increase over 2001's high levels, as the state deals with the budget deficit, the issuance of power bonds, and the continued need for essential services such as schools and roads. Given the current situation, we expect much of this issuance to be offered as insured bonds. Shortly after the conclusion of this reporting period, California issued $1.1 billion in general obligation bonds as part of the state's plan to restructure debt and provide some budgetary relief. We also expect demand for tax-exempt municipal bonds to remain robust, as investors continue to look for ways to rebalance their portfolios and reduce risk.

One of our priorities will be managing portfolio structure, including duration and - in the non-insured Funds - credit quality, to strategically position the Funds for an economic recovery. Depending on the direction of interest rates, we plan to use coupon characteristics to help us manage the duration of the non-insured Funds. As California addresses the issue of balancing the state budget, we believe the performance of the state's general obligation bonds should improve. As a result, we are once again looking for opportunities to increase our exposure to California GOs in the non-insured Funds. In the insured Funds, we plan to watch for opportunities presented by increased issuance, including the California power bonds when they finally come to market. In NVX and NZH, our focus will be on enhancing diversification and lowering durations. Overall, we believe the Nuveen California Funds represent an important element of investors' long-range financial programs, providing dependable tax-free income as well as balance, diversification, and quality.

Nuveen Insured California Premium Income Municipal Fund, Inc.

Performance
 OVERVIEW As of February 28, 2002

NPC

[PIE CHART DATA]
CREDIT QUALITY

------------------------------
Insured                    82%
------------------------------
U.S. Guaranteed            18%



PORTFOLIO STATISTICS
--------------------------------------------------

Share Price                                 $15.90
--------------------------------------------------
Net Asset Value                             $15.80
--------------------------------------------------
Market Yield                                 5.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.50%
--------------------------------------------------
Fund Net Assets ($000)                    $146,682
--------------------------------------------------
Average Effective Maturity (Years)           20.13
--------------------------------------------------
Leverage-Adjusted Duration                    9.54
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 11/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.45%         7.30%
--------------------------------------------------
5-Year                         8.88%         6.71%
--------------------------------------------------
Since Inception                6.50%         6.97%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         23%
--------------------------------------------------
U.S. Guaranteed                                18%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.0695
Apr               0.0695
May               0.0695
Jun               0.0695
Jul               0.0695
Aug               0.0695
Sep               0.0705
Oct               0.0705
Nov               0.0705
Dec               0.0715
Jan               0.0715
Feb               0.0715



[LINE CHART DATA]
SHARE PRICE PERFORMANCE
                 Weekly Closing Price
3/1/01           $15.3
                  15.02
                  15.2
                  15.2
                  15.25
                  15.19
                  15
                  14.78
                  14.78
                  14.92
                  14.85
                  14.65
                  14.64
                  15.1
                  14.85
                  14.81
                  14.9
                  15
                  15.2
                  14.95
                  14.8
                  14.9
                  14.98
                  15.01
                  15.08
                  15.05
                  15.25
                  15.45
                  15.65
                  15.7
                  15.69
                  15.42
                  15.57
                  15
                  15.25
                  15.45
                  15.2
                  15.2
                  15.6
                  15.87
                  15.9
                  15.91
                  15.71
                  15.95
                  15.9
                  15.5
                  15.79
                  15.5
                  15.5
                  15.7
                  15.69
                  15.85
                  15.9
                  16
                  15.84
2/28/02           15.95

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.

Performance
   OVERVIEW As of February 28, 2002


NCL


[PIE CHART DATA]
CREDIT QUALITY

---------------------------------------
Insured                             89%
---------------------------------------
Insured and U.S. Guaranteed          8%
---------------------------------------
U.S. Guaranteed                      3%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.80
--------------------------------------------------
Net Asset Value                             $14.82
--------------------------------------------------
Market Yield                                 5.55%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.93%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.74%
--------------------------------------------------
Fund Net Assets ($000)                    $282,268
--------------------------------------------------
Average Effective Maturity (Years)           17.70
--------------------------------------------------
Leverage-Adjusted Duration                    8.31
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.36%         7.70%
--------------------------------------------------
5-Year                         8.72%         7.22%
--------------------------------------------------
Since Inception                5.70%         6.29%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         36%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.0645
Apr               0.0645
May               0.0645
Jum               0.066
Jul               0.066
Aug               0.066
Sep               0.067
Oct               0.067
Nov               0.067
Dec               0.0685
Jan               0.0685
Feb               0.0685




[LINE CHART DATA]
SHARE PRICE PERFORMANCE
                 Weekly Closing Price
3/1/01           $14.67
                  14.51
                  14.45
                  14.35
                  14.39
                  14.2
                  13.88
                  13.63
                  14.02
                  13.91
                  13.61
                  13.72
                  13.66
                  13.79
                  13.91
                  13.96
                  13.8
                  13.9
                  13.96
                  13.82
                  13.96
                  14
                  14.05
                  14.1
                  14.26
                  14.47
                  14.53
                  14.85
                  14.88
                  14.91
                  14.83
                  14.83
                  14.84
                  14.2
                  14.47
                  15
                  14.73
                  14.94
                  14.88
                  15.24
                  15.47
                  15.16
                  14.92
                  14.84
                  14.7
                  14.66
                  14.36
                  14.62
                  14.51
                  14.45
                  14.77
                  14.7
                  14.71
                  14.87
                  14.71
2/28/02           14.87

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Nuveen California Premium Income Municipal Fund

Performance
   OVERVIEW As of February 28, 2002


NCU


[PIE CHART DATA]
CREDIT QUALITY

------------------------------
AAA/U.S. Guaranteed        62%
------------------------------
AA                          9%
------------------------------
A                           7%
------------------------------
BBB                         9%
------------------------------
NR                         10%
------------------------------
Other                       3%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.94
--------------------------------------------------
Net Asset Value                             $14.13
--------------------------------------------------
Market Yield                                 5.81%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.30%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.15%
--------------------------------------------------
Fund Net Assets ($000)                    $124,585
--------------------------------------------------
Average Effective Maturity (Years)           16.62
--------------------------------------------------
Leverage-Adjusted Duration                   11.30
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 6/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.47%         9.14%
--------------------------------------------------
5-Year                         8.00%         7.23%
--------------------------------------------------
Since Inception                5.18%         5.96%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         33%
--------------------------------------------------
U.S. Guaranteed                                16%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Tax Obligation/General                          8%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.064
Apr               0.064
May               0.064
Jun               0.065
Jul               0.065
Aug               0.065
Sep               0.066
Oct               0.066
Nov               0.066
Dec               0.0675
Jan               0.0675
Feb               0.0675



[LINE CHART DATA]
SHARE PRICE PERFORMANCE
                 Weekly Closing Price
3/1/01           $14.08
                  13.97
                  14
                  14
                  14.02
                  14
                  13.56
                  13
                  13.3
                  13.49
                  13.18
                  13.05
                  13.09
                  13.01
                  13.18
                  13.35
                  13.28
                  13.25
                  13.48
                  13.41
                  13.36
                  13.53
                  13.45
                  13.46
                  13.5
                  13.54
                  13.9
                  14.03
                  14.21
                  14.2
                  14.17
                  13.81
                  13.77
                  13.44
                  13.53
                  13.87
                  14.04
                  14.03
                  13.86
                  14.05
                  14.39
                  14.14
                  14.18
                  13.95
                  13.84
                  13.63
                  13.34
                  13.38
                  13.51
                  13.58
                  13.69
                  13.72
                  13.82
                  14.01
                  14
2/28/02           13.96

Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Nuveen California Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of February 28, 2002


NAC


[PIE CHART DATA]
CREDIT QUALITY

------------------------------
AAA/U.S. Guaranteed        49%
------------------------------
AA                          6%
------------------------------
A                          22%
------------------------------
BBB                        14%
------------------------------
NR                          9%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.38
--------------------------------------------------
Net Asset Value                             $14.89
--------------------------------------------------
Market Yield                                 5.88%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.26%
--------------------------------------------------
Fund Net Assets ($000)                    $523,621
--------------------------------------------------
Average Effective Maturity (Years)           22.78
--------------------------------------------------
Leverage-Adjusted Duration                   12.42
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.42%         9.05%
--------------------------------------------------
Since Inception                4.50%         7.52%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.067
Apr               0.067
May               0.067
Jun               0.069
Jul               0.069
Aug               0.069
Sep               0.0705
Oct               0.0705
Nov               0.0705
Dec               0.0705
Jan               0.0705
Feb               0.0705



[LINE CHART DATA]
SHARE PRICE PERFORMANCE

                 Weekly Closing Price
3/1/01           $14.38
                  14.45
                  14.24
                  14.2
                  14.48
                  14.15
                  14.06
                  13.41
                  14.3
                  13.7
                  13.44
                  13.49
                  13.44
                  13.7
                  14
                  14
                  13.92
                  13.9
                  14
                  14
                  13.98
                  13.94
                  14.13
                  14.19
                  14.25
                  14.42
                  14.7
                  14.81
                  14.9
                  14.81
                  14.89
                  14.66
                  14.74
                  14.25
                  14.24
                  14.97
                  14.68
                  14.75
                  14.89
                  14.98
                  15.15
                  15.1
                  15.15
                  14.66
                  14.44
                  14.02
                  14.05
                  14.4
                  14.27
                  14.32
                  14.34
                  14.25
                  14.59
                  14.73
                  14.49
2/28/02           14.38

Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Nuveen California Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of February 28, 2002


NVX


[PIE CHART DATA]
CREDIT QUALITY

------------------------------
AAA/U.S. Guaranteed        73%
------------------------------
AA                          9%
------------------------------
A                           9%
------------------------------
BBB                         2%
------------------------------
NR                          7%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.39
--------------------------------------------------
Net Asset Value                             $14.67
--------------------------------------------------
Market Yield                                 6.00%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.45%
--------------------------------------------------
Fund Net Assets ($000)                    $326,939
--------------------------------------------------
Average Effective Maturity (Years)           26.27
--------------------------------------------------
Leverage-Adjusted Duration                   15.01
--------------------------------------------------

TOTAL RETURN (Inception 3/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                0.77%         7.53%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.072
Apr               0.072
May               0.072
Jun               0.072
Jul               0.072
Aug               0.072
Sep               0.072
Oct               0.072
Nov               0.072
Dec               0.072
Jan               0.072
Feb               0.072




[LINE CHART DATA]
SHARE PRICE PERFORMANCE
                 Weekly Closing Price
3/30/01          $15
                  15.12
                  15.01
                  15.07
                  15.01
                  15.14
                  15.07
                  14.99
                  14.72
                  14.7
                  14.5
                  14.56
                  14.39
                  14.42
                  14.79
                  15
                  15.02
                  14.8
                  15.07
                  15.1
                  15.24
                  15.34
                  15.21
                  15.07
                  15.04
                  14.41
                  15.07
                  15.2
                  15
                  14.95
                  14.74
                  15.14
                  15.1
                  15.1
                  14.76
                  14.89
                  14.75
                  14.44
                  13.97
                  13.75
                  14.02
                  14.37
                  14.49
                  14.46
                  14.48
                  14.52
                  14.37
2/28/02           14.45


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Nuveen California Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of February 28, 2002


NZH


[PIE CHART DATA]
CREDIT QUALITY

------------------------------
AAA/U.S. Guaranteed        82%
------------------------------
AA                         10%
------------------------------
A                           7%
------------------------------
BBB                         1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.84
--------------------------------------------------
Net Asset Value                             $14.11
--------------------------------------------------
Market Yield                                 6.24%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.91%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.83%
--------------------------------------------------
Fund Net Assets ($000)                    $527,141
--------------------------------------------------
Average Effective Maturity (Years)           26.58
--------------------------------------------------
Leverage-Adjusted Duration                   18.29
--------------------------------------------------

TOTAL RETURN (Inception 9/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception               -5.82%         0.51%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         37%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Water and Sewer                                16%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------
Healthcare                                      7%
--------------------------------------------------



[BAR CHART DATA]
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Nov              $0.072
Dec               0.072
Jan               0.072
Feb               0.072




[LINE CHART DATA]
SHARE PRICE PERFORMANCE

                 Weekly Closing Price
3/28/01          $15.05
                  15.03
                  15.02
                  15.01
                  15.01
                  14.83
                  14.95
                  14.84
                  14.29
                  14.5
                  14.42
                  14.33
                  13.78
                  13.14
                  13.87
                  14.06
                  14.16
                  14.07
                  14.15
                  14.4
                  13.97
2/28/02           14.15


Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on November 15, 2001.

                                                                                  NPC                             NCL
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                                                  Preferred                    Preferred   Preferred
                                                                          Common     Shares            Common     Shares      Shares
                                                                          Shares   Series-T            Shares   Series-T   Series-TH
====================================================================================================================================
Robert P. Bremner
   For                                                                 5,857,657      1,713        11,874,627      1,755       1,637
   Withhold                                                               47,864          1            70,217         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,905,521      1,714        11,944,844      1,755       1,688
====================================================================================================================================
Lawrence H. Brown
   For                                                                 5,857,257      1,713        11,874,227      1,755       1,637
   Withhold                                                               48,264          1            70,617         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,905,521      1,714        11,944,844      1,755       1,688
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 5,853,157      1,713        11,870,357      1,755       1,637
   Withhold                                                               52,364          1            74,487         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,905,521      1,714        11,944,844      1,755       1,688
====================================================================================================================================
Peter R. Sawers
   For                                                                 5,853,540      1,713        11,874,227      1,755       1,637
   Withhold                                                               51,981          1            70,617         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,905,521      1,714        11,944,844      1,755       1,688
====================================================================================================================================
Judith M. Stockdale
   For                                                                 5,852,657      1,713        11,872,027      1,755       1,637
   Withhold                                                               52,864          1            72,817         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,905,521      1,714        11,944,844      1,755       1,688
====================================================================================================================================
William J. Schneider
   For                                                                        --      1,713                --      1,755       1,637
   Withhold                                                                   --          1                --         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --      1,714                --      1,755       1,688
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                        --      1,713                --      1,755       1,637
   Withhold                                                                   --          1                --         --          51
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --      1,714                --      1,755       1,688
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)

                                                                                  NCU                             NAC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                  Preferred                    Preferred   Preferred
                                                                          Common     Shares            Common     Shares      Shares
                                                                          Shares   Series-M            Shares  Series-TH    Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                                 5,428,357      1,523        23,087,714      3,387       3,205
   Withhold                                                               37,627         30           149,592         15          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,465,984      1,553        23,237,306      3,402       3,223
====================================================================================================================================
Lawrence H. Brown
   For                                                                 5,427,468      1,523        23,078,114      3,387       3,205
   Withhold                                                               38,516         30           159,192         15          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,465,984      1,553        23,237,306      3,402       3,223
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 5,426,768      1,523        23,081,448      3,385       3,205
   Withhold                                                               39,216         30           155,858         17          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,465,984      1,553        23,237,306      3,402       3,223
====================================================================================================================================
Peter R. Sawers
   For                                                                 5,427,968      1,523        23,075,114      3,385       3,205
   Withhold                                                               38,016         30           162,192         17          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,465,984      1,553        23,237,306      3,402       3,223
====================================================================================================================================
Judith M. Stockdale
   For                                                                 5,428,357      1,523        23,086,847      3,385       3,205
   Withhold                                                               37,627         30           150,459         17          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               5,465,984      1,553        23,237,306      3,402       3,223
====================================================================================================================================
William J. Schneider
   For                                                                        --      1,523                --      3,387       3,205
   Withhold                                                                   --         30                --         15          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --      1,553                --      3,402       3,223
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                        --      1,523                --      3,387       3,205
   Withhold                                                                   --         30                --         15          18
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --      1,553                --      3,402       3,223
====================================================================================================================================


                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)

                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.7%

$       2,000   California Educational Facilities Authority, Revenue Bonds (Santa Clara    9/06 at 102.00       AAA      $ 2,116,000
                 University), Series 1996, 5.750%, 9/01/26

        6,620   California Educational Facilities Authority, Revenue Bonds (Loyola           No Opt. Call       Aaa        1,045,960
                 Marymount University), Series 2001A Refunding, 0.000%, 10/01/35

        5,000   California Educational Facilities Authority, Student Loan Revenue Bonds    3/08 at 102.00       Aaa        5,133,300
                 (California Loan Program), Series 2001A, 5.400%, 3/01/21
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.4%

        3,000   California Health Facilities Financing Authority, Insured Revenue Bonds    8/08 at 101.00       AAA        3,088,260
                 (Sutter Health), Series 1998A, 5.375%, 8/15/30

        1,500   California Statewide Communities Development Authority, Certificates       8/09 at 101.00       AAA        1,591,035
                 of Participation (Members of the Sutter Health Obligated Group),
                 5.500%, 8/15/19

        4,000   California Statewide Communities Development Authority, Certificates       8/02 at 102.00       AAA        4,144,920
                 of Participation (Sutter Health Obligated Group), 6.125%, 8/15/22

        4,800   The Regents of the University of California, Hospital Revenue Bonds        7/06 at 101.00       AAA        5,031,888
                 (UC Davis Medical Center), Series 1996, 5.750%, 7/01/24

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.0%

        1,000   ABAG Finance Authority for Nonprofit Corporations, California,             9/09 at 100.00       AAA        1,040,430
                 Multifamily Housing Revenue Bonds (Civic Center Drive Apartments
                 Project), 1999 Series A, 5.800%, 9/01/20 (Alternative Minimum Tax)

        3,650   California Housing Finance Agency, Multi-Unit Rental Housing Revenue       2/03 at 102.00       Aa2        3,757,602
                 Bonds, Series 1992A-II, 6.625%, 2/01/24 (Alternative Minimum Tax)

        3,935   City of Los Angeles, California, Tax-Exempt Mortgage Revenue Refunding     7/02 at 102.00       AAA        3,993,671
                 Bonds (FHA-Insured Mortgage Loans - Section 8 Assisted Projects),
                 Series 1993A, 6.300%, 1/01/25

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.2%

        1,495   California Housing Finance Agency, Single Family Mortgage Bonds II,        2/07 at 102.00       AAA        1,567,283
                 1997 Series A-1, 6.000%, 8/01/20 (Alternative Minimum Tax)

        3,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,            8/08 at 101.00       AAA        3,054,060
                 Series 1998Q, 5.050%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.1%

                State of California, Various Purpose General Obligation Bonds:
        7,995    5.750%, 3/01/22                                                           3/10 at 101.00       AAA        8,607,737
        2,000    5.750%, 3/01/27                                                           3/10 at 101.00       AAA        2,147,460

        2,000   State of California, Veterans General Obligation Bonds, 2001 Series BZ,    6/07 at 101.00       AAA        2,005,080
                 5.375%, 12/01/24 (Alternative Minimum Tax)

        1,225   Fresno Unified School District, Fresno County, California, 1998 General    2/13 at 103.00       AAA        1,451,221
                 Obligation Refunding Bonds, Series A, 6.550%, 8/01/20

        2,500   Fresno Unified School District, Fresno County, California, General         8/09 at 102.00       AAA        2,529,725
                 Obligation Bonds (Election of 2001), Series 2001A, 5.125%, 8/01/26

        2,000   Los Angeles Unified School District, California, General Obligation Bonds, 7/08 at 102.00       AAA        2,015,480
                 1997 Series A, 5.000%, 7/01/21

          500   Los Angeles Unified School District, California, General Obligation Bonds  7/10 at 100.00       AAA          517,625
                 (Election of 1997), Series 2000D, 5.375%, 7/01/25

        3,000   Pomona Unified School District, California, General Obligation Refunding   8/11 at 103.00       AAA        3,532,380
                 Bonds, Series 1997-A, 6.500%, 8/01/19

                                       13

                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                                    Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds (Election of 1998), Series 2001C:
$       1,335    5.000%, 7/01/21                                                           7/11 at 102.00       AAA      $ 1,348,163
        3,500    5.000%, 7/01/22                                                           7/11 at 102.00       AAA        3,522,365
        4,895    5.000%, 7/01/23                                                           7/11 at 102.00       AAA        4,913,601

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.1%

        2,000   California State Public Works Board, Department of Health Services, Lease 11/09 at 101.00       AAA        2,144,520
                 Revenue Bonds (Richmond Laboratory Project), 1999 Series A,
                 5.750%, 11/01/24

        5,000   El Monte Department of Public Services Facility Phase II, California,      1/11 at 100.00       AAA        5,097,050
                 Certificates of Participation, Senior Lien Series 2001, 5.250%, 1/01/34

        2,135   City of San Buenaventura, California, 1993 Refunding Certificates of       1/03 at 100.00       AAA        2,154,685
                 Participation (Capital Improvements Project), 5.500%, 1/01/17

        3,890   Santa Clara County Financing Authority, California, Lease Revenue Bonds   11/07 at 102.00       AAA        3,908,244
                 (VMC Facility Replacement Project), 1994 Series A, 5.000%, 11/15/22

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 18.1%

        6,000   Huntington Park Redevelopment Agency, California, Single Family              No Opt. Call       AAA        8,316,540
                 Residential Mortgage Revenue Refunding Bonds, 1986 Series A,
                 8.000%, 12/01/19

        5,135   Palmdale Community Redevelopment Agency, California, Single Family           No Opt. Call       AAA        6,902,159
                 Mortgage Revenue Bonds, Series 1986A Restructured, 8.000%,
                 3/01/16 (Alternative Minimum Tax)

        6,220   Riverside County, California, Single Family Mortgage Revenue Bonds           No Opt. Call       AAA        9,120,137
                 (GNMA Mortgage-Backed Securities Program), Issue 1987A,
                 9.000%, 5/01/21 (Alternative Minimum Tax)

        1,485   City of San Jose, California, Single Family Mortgage Revenue Bonds,          No Opt. Call       AAA        2,208,344
                 1985 Series A, 9.500%, 10/01/13

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.4%

        4,000   California Pollution Control Financing Authority, Pollution Control       12/02 at 102.00       AAA        4,154,320
                 Revenue Bonds (Southern California Edison Company), 1992 Series B,
                 6.400%, 12/01/24 (Alternative Minimum Tax)

        4,000   City of Chula Vista, California, Industrial Development Revenue Bonds     12/02 at 102.00       AA-        4,108,160
                 (San Diego Gas and Electric Company), 1992 Series A, 6.400%,
                 12/01/27 (Alternative Minimum Tax)

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002            7/12 at 101.00       AAA        2,024,240
                 Series II, 5.125%, 7/01/26

        2,000   Sacramento Municipal Utility District, California, Electric Revenue        8/02 at 100.00       AAA        2,035,560
                 Refunding Bonds, 1992 Series A, 5.750%, 8/15/13

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.4%

        7,000   City of Los Angeles, California, Wastewater System Revenue Bonds,         11/03 at 102.00       AAA        6,888,140
                 Series 1993D, 4.700%, 11/01/19

        2,750   San Diego Public Facilities Financing Authority, California, Sewer         5/05 at 101.00       AAA        2,747,910
                 Revenue Bonds, Series 1995, 5.000%, 5/15/25

        3,400   San Diego Public Facilities Financing Authority, California, Sewer         5/07 at 101.00       AAA        3,482,722
                 Revenue Bonds, Series 1997A, 5.250%, 5/15/22

        2,000   City and County of San Francisco Public Utilities Commission, California, 11/11 at 100.00       AAA        2,022,040
                 Water Revenue Bonds, Series 2001A, 5.000%, 11/01/20

        5,000   Wheeler Ridge-Maricopa Water Storage District, Kern County, California,   11/06 at 102.00       AAA        5,412,700
                 1996 Water Refunding Bonds, 5.700%, 11/01/15

        3,425   City of Woodland, Yolo County, California, Certificates of Participation   3/03 at 100.00       AAA        3,458,872
                 (1992 Wastewater System Refunding Project), 5.500%, 3/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     138,390   Total Investments (cost $133,567,448) - 98.4%                                                            144,341,589
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                       2,340,400
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $146,681,989
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       14


                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.0%

                California Educational Facilities Authority, Revenue Bonds (Santa Clara
                University), Series 1996:
$       2,400    5.750%, 9/01/21                                                           9/06 at 102.00       AAA      $ 2,547,792
        3,000    5.750%, 9/01/26                                                           9/06 at 102.00       AAA        3,174,000

        2,000   California Educational Facilities Authority, Revenue Bonds (University    11/10 at 100.00       Aaa        2,188,800
                 of the Pacific), Series 2000, 5.875%, 11/01/20

                California Educational Facilities Authority, Revenue Bonds (Loyola
                Marymount University), Series 2001A Refunding:
        6,615    0.000%, 10/01/33                                                            No Opt. Call       Aaa        1,168,011
        6,615    0.000%, 10/01/34                                                            No Opt. Call       Aaa        1,104,903

        5,000   California Educational Facilities Authority, Student Loan Revenue Bonds    3/08 at 102.00       Aaa        5,133,300
                 (California Loan Program), Series 2001A, 5.400%, 3/01/21
                 (Alternative Minimum Tax)

                California Infrastructure and Economic Development Bank, Revenue
                Bonds (Asian Art Museum of San Francisco Project), Series 2000:
        1,295    5.500%, 6/01/19                                                           6/10 at 101.00       AAA        1,384,510
        1,000    5.500%, 6/01/20                                                           6/10 at 101.00       AAA        1,062,730

        1,900   The Regents of the University of California, Housing System Revenue       11/03 at 102.00       AAA        1,964,543
                 Bonds (University of California), Series A, 5.500%, 11/01/18

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.5%

        1,450   California Health Facilities Financing Authority, Insured Health Facility  7/06 at 102.00       AAA        1,617,519
                 Refunding Revenue Bonds (Mark Twain St. Joseph's Healthcare),
                 1996 Series A, 6.000%, 7/01/19

        5,000   California Health Facilities Financing Authority, Insured Health Facility  7/06 at 102.00       AAA        5,421,350
                 Refunding Revenue Bonds (Catholic Healthcare West), 1996
                 Series A, 6.000%, 7/01/25

        2,500   City of Oakland, California, Insured Revenue Bonds (1800 Harrison          1/10 at 100.00       AAA        2,727,200
                 Foundation - Kaiser Permanente), Series 1999A, 6.000%, 1/01/29

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.2%

                ABAG Financing Authority for Nonprofit Corporations, California,
                Multifamily Housing Revenue Bonds (Civic Center Drive Apartments
                Project), 1999 Series A:
        4,000    5.800%, 9/01/20 (Alternative Minimum Tax)                                 9/09 at 100.00       AAA        4,161,720
        1,370    5.875%, 3/01/32 (Alternative Minimum Tax)                                 9/09 at 100.00       AAA        1,421,704

        3,785   Los Angeles Community Redevelopment Agency, California, Multifamily        6/05 at 105.00       AAA        4,220,275
                 Housing Revenue Refunding Bonds (Angelus Plaza Project), 1995
                 Series A, 7.400%, 6/15/10

        7,400   Santa Cruz Housing Authority, California, Tax-Exempt Multifamily           5/03 at 102.00       Aaa        7,612,454
                 Housing Revenue Refunding Bonds (GNMA Collateralized -
                 Meadowview Apartments), Series 1993A, 6.125%, 5/20/28

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9%

        4,375   California Housing Finance Agency, Single Family Mortgage Bonds II,        8/07 at 101.50       AAA        4,509,838
                 1997 Series C-2, 5.625%, 8/01/20 (Alternative Minimum Tax)

        1,065   California Housing Finance Agency, Home Mortgage Revenue Bonds,            2/06 at 102.00       AAA        1,114,757
                 1996 Series E, 6.150%, 8/01/25 (Alternative Minimum Tax)

       12,745   California Housing Finance Agency, Home Mortgage Revenue Bonds,             2/09 at 32.13       AAA        2,554,098
                 1999 Series B, 0.000%, 2/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.3%

        1,460   ABC Unified School District, Los Angeles County, California, General       8/10 at 101.00       AAA        1,626,674
                 Obligation Bonds (Election of 1997), Series B, 5.750%, 8/01/16

          485   State of California, General Obligation Veterans Welfare Bonds,           12/03 at 102.00       AAA          488,143
                 Series 1997BH, 5.500%, 12/01/24 (Alternative Minimum Tax)

                                       15

                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                   Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

                State of California, Various Purpose General Obligation Bonds:
$       7,995    5.750%, 3/01/22                                                           3/10 at 101.00       AAA      $ 8,607,737
        2,500    5.500%, 9/01/24                                                           9/09 at 101.00       AAA        2,620,175
        2,000    5.750%, 3/01/27                                                           3/10 at 101.00       AAA        2,147,460

        3,000   State of California, General Obligation Veterans Bonds, 2001 Series BZ,    6/07 at 101.00       AAA        3,007,620
                 5.375%, 12/01/24 (Alternative Minimum Tax)

        2,575   Calipatria Unified School District, Imperial County, California, General   8/06 at 102.00       AAA        2,792,304
                 Obligation Bonds, 1996 Series A, 5.625%, 8/01/13

        3,000   Escondido Union High School District, San Diego County, California,       11/06 at 102.00       AAA        3,321,510
                 General Obligation Bonds (Election of 1996), 5.700%, 11/01/10

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds (Election of 1995), Series 2001F:
        1,065    5.125%, 8/01/21                                                           8/09 at 102.00       AAA        1,086,502
        1,160    5.125%, 8/01/22                                                           8/09 at 102.00       AAA        1,179,036
        1,220    5.125%, 8/01/23                                                           8/09 at 102.00       AAA        1,238,178

        1,500   Hacienda La Puente Unified School District, City of Los Angeles,           8/10 at 101.00       AAA        1,540,905
                 California, General Obligation Bonds (Election of 2000),
                 Series A, 5.250%, 8/01/25

        1,750   Lake Tahoe Unified School District, El Dorado County, California, General  8/09 at 100.00       AAA        1,790,408
                 Obligation Bonds (Election of 1999), Series A, 5.250%, 8/01/24

        1,125   San Diego Unified School District, California, 1999 General Obligation       No Opt. Call       AAA          400,264
                 Bonds (Election of 1998), Series A, 0.000%, 7/01/21

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.0%

                Anaheim Public Financing Authority, California, Subordinate
                Lease Revenue Bonds (Anaheim Public Improvements Project), 1997
                Series C:
        5,130    0.000%, 9/01/18                                                             No Opt. Call       AAA        2,186,560
        8,000    0.000%, 9/01/21                                                             No Opt. Call       AAA        2,818,880

        1,800   California Public School District Financing Authority, Lease Revenue Bonds 9/06 at 102.00       AAA        1,945,548
                 (Southern Kern Unified School District Projects), Series 1996B,
                 5.800%, 9/01/16

        5,250   California State Public Works Board, Department of Corrections, Lease      1/06 at 100.00       AAA        5,317,148
                 Revenue Bonds (California Substance Abuse Treatment Facility and
                 State Prison at Corcoran II), 1996 Series A, 5.250%, 1/01/21

        3,450   California State Public Works Board, Department of Health Services,       11/09 at 101.00       AAA        3,699,297
                 Lease Revenue Bonds (Richmond Laboratory Project), 1999
                 Series A, 5.750%, 11/01/24

        5,000   Compton Community Redevelopment Agency, California, Refunding Tax          8/05 at 102.00       AAA        5,679,850
                 Allocation Bonds (Compton Redevelopment Project), Series 1995A
                 (Project Tax Revenues, Subventions and Housing Tax Revenues),
                 6.500%, 8/01/13

        4,000   Contra Costa County, California, Certificates of Participation (Merrithew 11/07 at 102.00       AAA        4,184,240
                 Memorial Hospital Replacement Project), Refunding Series 1997,
                 5.500%, 11/01/22

        6,000   El Monte Department of Public Services Facility Phase II, California,      1/11 at 100.00       AAA        6,035,820
                 Certificates of Participation, Senior Lien Series 2001,
                 5.000%, 1/01/21

        3,000   Galt Schools Joint Powers Authority, Sacramento County, California,       11/07 at 102.00       AAA        3,232,620
                 1997 Refunding Revenue Bonds (High School and Elementary
                 School Facilities), Series A, 5.875%, 11/01/24

        5,000   Kern County Board of Education, California, Refunding Certificates of      5/08 at 102.00       AAA        5,080,500
                 Participation, 1998 Series A 5.200%, 5/01/28

        5,000   La Quinta Redevelopment Agency, California, Tax Allocation Refunding       9/07 at 102.00       AAA        5,072,250
                 Bonds (La Quinta Redevelopment Project Area No. 1), Series 1998,
                 5.200%, 9/01/28

        3,865   Los Angeles County Metropolitan Transportation Authority, California,      7/10 at 101.00       AAA        3,952,078
                 Proposition C Sales Tax Revenue Bonds, Second Senior Lien
                 Series 2000A, 5.250%, 7/01/30

        2,020   Menifee Union School District, Riverside County, California, Certificates  9/06 at 102.00       AAA        2,184,347
                 of Participation (1996 School Project), 6.125%, 9/01/24

        2,690   Norwalk Community Facilities Financing Authority, Los Angeles County,      9/05 at 102.00       AAA        2,904,393
                 California, Tax Allocation Refunding Revenue Bonds, 1995
                 Series A, 6.000%, 9/01/15


                                       16

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       2,000   Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds    12/10 at 102.00       AAA      $ 2,166,380
                 (Paguay Redevelopment Project), Series 2000, 5.750%, 6/15/33

        9,000   City of Redlands, California, Certificates of Participation (1993          9/03 at 102.00       AAA        9,364,590
                 Refunding of 1986 and 1987 Projects), 5.800%, 9/01/17

        5,000   San Bernardino Joint Powers Financing Authority, California, Refunding     9/09 at 102.00       AAA        5,309,750
                 Certificates of Participation (Police Station South Valle Refunding
                 and 201 Building Projects), 5.500%, 9/01/20

        3,500   San Francisco Bay Area Rapid Transit District, California, Sales Tax       7/09 at 101.00       AAA        3,657,745
                 Revenue Bonds, Series 1999, 5.500%, 7/01/34

        1,930   Santa Margarita/Dana Point Authority, Orange County, California,             No Opt. Call       AAA        2,231,350
                 Revenue Bonds (1994 Improvement Districts Nos. 1, 2, 2A and 8
                 General Obligation Bond Refinancing), Series A, 7.250%, 8/01/05

                South Orange County Public Financing Authority, California,
                Special Tax Revenue Bonds (Foothill Area), 1994 Series C:
        3,000    8.000%, 8/15/08                                                             No Opt. Call       AAA        3,807,690
        6,830    8.000%, 8/15/09                                                             No Opt. Call       AAA        8,799,635

        3,770   Suisun City Redevelopment Agency, Solano County, California, 1993 Tax     10/03 at 102.00       AAA        3,914,655
                 Allocation Refunding Bonds (Suisun City Redevelopment Project),
                 5.900%, 10/01/23

        5,450   Visalia Public Financing Authority, California, Refunding Certificates    12/06 at 102.00       AAA        5,604,889
                 of Participation (Motor Vehicle License Fee Enhancement), Series 1996A,
                 5.375%, 12/01/26

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        6,500   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/10 at 65.32       AAA        2,770,950
                 Refunding Revenue Bonds, Series 1999, 0.000%, 1/15/18

        2,000   City and County of San Francisco Airports Commission, California,          1/08 at 102.00       AAA        1,963,200
                 Revenue Bonds (San Francisco International Airport), Issue 15A,
                 Second Series, 5.000%, 5/01/28 (Alternative Minimum Tax)

        5,000   City and County of San Francisco Airports Commission, California,          5/11 at 100.00       AAA        5,037,650
                 Revenue Refunding Bonds (San Francisco International Airport),
                 Issue 27A, Second Series, 5.250%, 5/01/31
                 (Alternative Minimum Tax)

        3,750   City of San Jose, California, Airport Revenue Bonds, Series 1993,          3/03 at 102.00       AAA        3,850,650
                 5.700%, 3/01/18 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.3%

        3,620   Alameda County, California, Certificates of Participation (1991 Financing  9/06 at 102.00       AAA        4,106,781
                 Project - Alameda County Public Facilities Corporation), 6.000%,
                 9/01/21 (Pre-refunded to 9/01/06)

        4,485   Alameda County, California, 1993 Refunding Certificates of Participation  12/03 at 102.00       AAA        4,877,886
                 (Santa Rita Jail Project), 5.700%, 12/01/14 (Pre-refunded to 12/01/03)

        3,000   Central Unified School District, Fresno County, California, General        3/03 at 102.00       AAA        3,167,670
                 Obligation Bonds (Election of 1992), 5.625%, 3/01/18
                 (Pre-refunded to 3/01/03)

        4,320   Riverside County, California, Single Family Mortgage Revenue Bonds           No Opt. Call       AAA        6,002,942
                 (GNMA Mortgage-Backed Securities Program), Issue 1987B,
                 8.625%, 5/01/16 (Alternative Minimum Tax)

        1,850   City of Sacramento Unified School District, Sacramento County, California, 7/09 at 102.00       Aaa        2,162,465
                 General Obligation Bonds, Series 2000A, 5.750%, 7/01/18
                 (Pre-refunded to 7/01/09)

        9,000   City and County of San Francisco Airports Commission, California,          5/04 at 101.00       AAA        9,894,870
                 Revenue Bonds (San Francisco International Airport), Issue 8B,
                 Second Series, 6.100%, 5/01/20 (Pre-refunded to 5/01/04)

        1,515   City of Torrance, California, Hospital Revenue Bonds (Little Company of
                 Mary Hospital), 1985 Series A,                                           12/05 at 100.00       AAA        1,723,540
                 7.100%, 12/01/15 (Pre-refunded to 12/01/05)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.1%

        3,740   California Pollution Control Financing Authority, Pollution Control        9/09 at 101.00       AAA        3,819,288
                 Revenue Refunding Bonds, 1999 Series B, 5.450%, 9/01/29

        3,215   Modesto Irrigation District Financing Authority, California, Refunding    10/06 at 102.00       AAA        3,568,007
                 Revenue Bonds, Series A, 6.000%, 10/01/15

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002            7/12 at 101.00       AAA        3,036,360
                 Series II, 5.125%, 7/01/26

                                       17

                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                   Portfolio of INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

$       1,790   Sacramento Financing Authority, California, 1999 Capital Improvement      12/09 at 102.00       AAA      $ 1,963,093
                 Revenue Bonds (Solid Waste and Redevelopment Projects),
                 5.800%, 12/01/19

        3,500   Sacramento Municipal Utility District, California, Electric Revenue Bonds, 8/06 at 102.00       AAA        3,658,900
                 1996 Series J, 5.600%, 8/15/24

        6,650   Turlock Irrigation District, California, Revenue Refunding Bonds, Series   7/02 at 100.00       AAA        6,679,194
                 1992-A, 5.750%, 1/01/18

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7%

        3,530   Castaic Lake Water Agency, California, Refunding Revenue Certificates        No Opt. Call       AAA        4,027,942
                 of Participation (Water System Improvement Projects), Series
                 1994A, 8.000%, 8/01/04

        2,975   Chino Basin Regional Financing Authority, California, Revenue Bonds        8/04 at 102.00       AAA        3,256,465
                 (Chino Basin Municipal Water District Sewer System Project),
                 Series 1994, 6.000%, 8/01/16

        2,775   Pomona Public Financing Authority, California, 1999 Revenue Bonds          5/09 at 101.00       AAA        2,903,538
                 (Water Facilities Project), Series AC, 5.500%, 5/01/29

        1,000   Sacramento County Sanitation Districts Financing Authority, California,    6/10 at 101.00       AAA        1,064,780
                 Revenue Bonds (Sacramento Regional County Sanitation District),
                 Series 2000A, 5.500%, 12/01/20

        2,900   City and County of San Francisco, California, Sewer Revenue Refunding     10/02 at 102.00       AAA        2,976,821
                 Bonds, Series 1992, 5.500%, 10/01/15

        2,520   City and County of San Francisco Public Utilities Commission, California, 11/11 at 100.00       AAA        2,547,770
                 Water Revenue Bonds, Series 2001A, 5.000%, 11/01/20

        2,000   South San Joaquin Irrigation District, San Joaquin County, California,     1/03 at 102.00       AAA        2,060,379
                 1993 Refunding Revenue Certificates of Participation (1987 and
                 1992 Project), 5.500%, 1/01/15

        5,410   City of Tulare, California, 1996 Sewer Revenue Bonds, 5.750%, 11/15/21    11/06 at 102.00       AAA        5,751,911
------------------------------------------------------------------------------------------------------------------------------------
$     295,080   Total Investments (cost $260,267,944) - 98.8%                                                            278,959,687
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                       3,308,614
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $282,268,301
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                  See accompanying notes to financial statements


                                       18

                            Nuveen California Premium Income Municipal Fund (NCU)

                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.4%

$       5,150   California Health Facilities Financing Authority, Hospital Revenue Bonds   5/03 at 102.00      BBB+      $ 5,174,205
                 (Downey Community Hospital), Series 1993, 5.750%, 5/15/15

        8,100   California Statewide Community Development Authority, Revenue                No Opt. Call       AAA        8,303,796
                 Refunding Bonds (Sherman Oaks Project), Series 1998A,
                 5.000%, 8/01/22

        2,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda        12/03 at 102.00       BB-        1,963,380
                 University Medical Center Project), Series 1993-A, 6.000%, 12/01/06

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.0%

        2,000   California Statewide Communities Development Authority, Apartment          7/08 at 101.00       BBB        2,048,020
                 Development Revenue Refunding Bonds (Irvine Apartment Communities,
                 L.P.), Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

        6,785   Los Angeles Community Redevelopment Agency, California, Multifamily        6/05 at 105.00       AAA        7,565,275
                 Housing Revenue Refunding Bonds (Angelus Plaza Project), 1995
                 Series A, 7.400%, 6/15/10

        3,890   City of Stanton, California, Multifamily Housing Revenue Bonds             8/07 at 102.00       AAA        4,043,966
                 (Continental Gardens Apartments), Series 1997, 5.625%, 8/01/29
                 (Alternative Minimum Tax) (Mandatory put 8/01/09)

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.8%

        2,795   California Housing Finance Agency, Single Family Mortgage Bonds II,        2/07 at 102.00       AAA        2,930,138
                 1997 Series A-1, 6.000%, 8/01/20 (Alternative Minimum Tax)

        1,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,            8/04 at 102.00       Aa2        1,048,160
                 1994 Series A, 6.550%, 8/01/26

        1,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,            8/05 at 102.00       AAA        1,027,760
                 1994 Series F-3, 6.100%, 8/01/15 (Alternative Minimum Tax)

        2,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,            2/07 at 102.00       AAA        2,119,360
                 1997 Series B, 6.000%, 8/01/16 (Alternative Minimum Tax)

        1,165   California Rural Home Mortgage Finance Authority, Single Family              No Opt. Call       AAA        1,328,648
                 Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                 1996 Series C, 7.500%, 8/01/27 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.4%

        4,000   State of California, General Obligation Veterans Welfare Bonds,            6/04 at 101.00       AA-        3,911,520
                 Series BR, 5.300%, 12/01/29 (Alternative Minimum Tax)

        3,000   Pomona Unified School District, California, General Obligation Refunding   8/11 at 103.00       AAA        3,517,080
                 Bonds, Series 1997-A, 6.150%, 8/01/15

        3,000   San Diego Unified School District, California, 2000 General Obligation     7/10 at 100.00       AAA        3,044,550
                 Bonds (Election of 1998), Series B, 5.125%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 32.2%

        4,500   Bonita Canyon Public Facilities Financing Authority, California, Special   3/02 at 103.00       N/R        4,271,805
                 Tax Bonds (Community Facilities District No. 98-1), Series 1998,
                 5.375%, 9/01/28

        5,920   California State Public Works Board, Department of Veterans Affairs of    11/09 at 101.00       AAA        6,336,176
                 the State of California, Lease Revenue Bonds (Southern California
                 Veterans Home - Chula Vista Facility), 1999 Series A,
                 5.600%, 11/01/19

        2,480   City of Carlsbad, California, Limited Obligation Improvement Bonds         3/02 at 101.50       N/R        2,362,175
                 (Assessment District No. 96-1 - Rancho Carillo), 5.500%, 9/02/28

        1,000   Carson Redevelopment Agency, California, Refunding Tax Allocation         10/03 at 102.00       BBB        1,039,870
                 Bonds (Redevelopment Project Area No. 2), Series 1993,
                 5.875%, 10/01/09

        3,500   City of Livermore, California, Tax Allocation Revenue Bonds (Livermore     8/11 at 100.00       AAA        3,497,410
                 Redevelopment Project Area), Series 2001A, 5.000%, 8/01/26

        2,160   Los Angeles Community Redevelopment Financing Authority of the             6/03 at 102.00        BB        2,056,946
                 Community Redevelopment Agency, California, Grand Central Square
                 Multifamily Housing Bonds, 1993 Series A, 5.750%, 12/01/13
                 (Alternative Minimum Tax)


                                       19


                            Nuveen California Premium Income Municipal Fund (NCU) (continued)

                                   Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,000   Poway Community Facilities District No. 88-1, California, Special Tax      8/08 at 102.00       N/R      $ 1,103,260
                 Refunding Bonds (Parkway Business Centre), Series 1998,
                 6.500%, 8/15/09

        1,205   Puerto Rico Highway and Transportation Authority, Transportation           7/12 at 100.00         A        1,222,774
                 Revenue Bonds, Series D, 5.375%,7/01/36

        5,000   Riverside County Redevelopment Agency, California, 2001 Tax Allocation    10/11 at 102.00       AAA        5,089,400
                 Bonds (Jurupa Valley Project Area), 5.150%, 10/01/21

        6,200   Sacramento Financing Authority, California, Lease Revenue Refunding Bonds,   No Opt. Call       AA-        6,627,180
                 Series 1993B, 5.400%, 11/01/20

                San Marcos Public Facilities Authority, California, Refunding Revenue
                Bonds, Series 1998:
        1,500    5.800%, 9/01/18                                                           9/08 at 101.00      Baa3        1,526,475
        1,000    5.800%, 9/01/27                                                           9/08 at 101.00      Baa3        1,012,100

        2,050   Santa Barbara County, California, Certificates of Participation, Series   12/11 at 102.00       AAA        2,157,441
                 2001, 5.250%, 12/01/19

        2,000   City of Vista, California, Mobile Home Park Subordinate Revenue Bonds      3/09 at 102.00       N/R        1,805,380
                 (Vista Manor Mobile Home Park Project), Series 1999B,
                 5.750%, 3/15/29

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.1%

        2,750   City and County of San Francisco Airports Commission, California,          5/04 at 102.00       AAA        2,999,233
                 Revenue Bonds (San Francisco International Airport), Issue 5,
                 Second Series, 6.500%, 5/01/24 (Alternative Minimum Tax)

        2,000   City and County of San Francisco Airports Commission, California,          5/06 at 102.00       AAA        2,069,580
                 Revenue Bonds (San Francisco International Airport), Issue 10A,
                 Second Series, 5.700%, 5/01/26 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.8%

        1,500   ABAG Financing Authority for Nonprofit Corporations, California,             No Opt. Call       AAA        1,577,775
                 Certificates of Participation (Stanford University Hospital),
                 Series 1993, 5.250%, 11/01/20

        3,200   California State Public Works Board, The Trustees of the California       10/04 at 102.00      A***        3,623,104
                 State University, Lease Revenue Bonds (Various California State
                 University Projects), 1994 Series A, 6.375%, 10/01/14
                 (Pre-refunded to 10/01/04)

        4,000   California Statewide Communities Development Authority, Hospital           8/02 at 102.00     A3***        4,158,520
                 Revenue Certificates of Participation (Cedars-Sinai Medical Center),
                 Series 1992, 6.500%, 8/01/15 (Pre-refunded to 8/01/02)

        6,500   Commonwealth of Puerto Rico, General Obligation Public Improvement         7/10 at 100.00       AAA        7,516,665
                 Bonds of 2000, 5.750%, 7/01/21 (Pre-refunded to 7/01/10)

        2,475   City of Torrance, California, Hospital Revenue Bonds (Little Company of   12/05 at 100.00       AAA        2,815,684
                 Mary Hospital), 1985 Series A, 7.100%, 12/01/15
                 (Pre-refunded to 12/01/05)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.2%

        1,000   California Pollution Control Financing Authority, Pollution Control       12/02 at 102.00       AAA        1,038,580
                 Revenue Bonds (Southern California Edison Company), 1992
                 Series B, 6.400%, 12/01/24 (Alternative Minimum Tax)

        3,000   Merced Irrigation District, California, 2001 Electric System Refunding     9/05 at 102.00       N/R        3,000,660
                 Revenue Bonds (Electric System Project), 6.500%, 9/01/22

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.3%

        5,000   Culver City, California, Wastewater Facilities Refunding Revenue Bonds,    9/09 at 102.00       AAA        5,353,299
                 1999 Series A, 5.700%, 9/01/29
------------------------------------------------------------------------------------------------------------------------------------
$     116,825   Total Investments (cost $116,710,411) - 98.2%                                                            122,287,350
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9%

$       1,140   California Statewide Community Development Authority, Revenue                                   A-1        1,140,000
=============    Bonds (Fremont-Rideout Health Group), Variable Rate Demand
                 Bonds, Series 2001A, 1.250%, 1/01/31+
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                       1,157,430
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $124,584,780
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       20


                            Nuveen California Dividend Advantage Municipal Fund (NAC)

                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 3.3%
$       5,000   California Statewide Communities Development Authority, Certificates      11/09 at 102.00       N/R      $ 5,149,800
                 of Participation (Pride Industries and Pride One, Inc), 7.250%, 11/01/29

                Northern California Tobacco Securitization Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31                                                           6/11 at 100.00        A1        2,457,575
        4,500    5.375%, 6/01/41                                                           6/11 at 100.00        A1        4,427,280

        5,000   Southern California Tobacco Securitization Authority, Tobacco Settlement   6/12 at 100.00        A1        5,054,550
                 Asset-Backed Bonds (San Diego County Tobacco Asset Securitization
                 Corporation), Senior Series 2001A, 5.250%, 6/01/27

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.0%

        3,000   Long Beach Bond Financing Authority, California, Lease Revenue Refunding  11/11 at 100.00       AAA        3,263,700
                 Bonds (The Aquarium of the South Pacific), 5.500%, 11/01/17

          700   The Regents of the University of California, Certificates of Participation 1/10 at 101.00       Aa2          710,976
                 (San Diego Campus and Sacramento Projects), 2002 Series A,
                 5.250%, 1/01/22

        6,000   The Regents of the University of California, Multiple Purpose Project      9/08 at 101.00        AA        6,396,060
                 Revenue Bonds, Series K, 5.000%, 9/01/12

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2%

        8,400   California Health Facilities Financing Authority, Kaiser Permanente       10/08 at 101.00         A        8,702,064
                 Revenue Bonds, Series 1998B, 5.250%, 10/01/14
                 (Optional put 10/01/08)

       15,000   California Health Facilities Financing Authority, Revenue Bonds (Cedars-  12/09 at 101.00        A3       15,948,450
                 Sinai Medical Center), Series 1999A, 6.125%, 12/01/30

        9,755   California Health Facilities Financing Authority, Revenue Bonds           11/08 at 101.00       AAA        9,676,082
                 (USCF - Stanford Healthcare), 1998 Series A, 5.000%, 11/15/28

        8,000   Central California Joint Powers Health Financing Authority, Certificates   2/10 at 101.00      BBB+        8,170,480
                 of Participation (Community Hospitals of Central California Obligated
                 Group Project), Series 2000, 6.000%, 2/01/30

       10,500   City of Duarte, California, Certificates of Participation (City of Hope    4/09 at 101.00       BBB        9,727,095
                 National Medical Center), Series 1999A, 5.250%, 4/01/31

        4,000   City of Upland, California, Certificates of Participation (San Antonio     1/04 at 102.00         A        4,139,440
                 Community Hospital), 1993 Series, 5.250%, 1/01/08

        2,500   City of Whittier, California, Health Facility Revenue Bonds (Presbyterian  6/12 at 101.00        A-        2,498,250
                 Intercommunity Hospital), Series 2002, 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.7%

       15,000   California Statewide Communities Development Authority, Apartment          7/08 at 101.00       BBB       15,547,350
                 Development Revenue Refunding Bonds (Irvine Apartment Communities,
                 L.P.), Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)

       10,000   California Statewide Communities Development Authority, Multifamily          No Opt. Call      BBB+       10,228,800
                 Housing Revenue Refunding Bonds (Archstone/LeClub Apartments),
                 Issue 1999, Series G, 5.300%, 6/01/29 (Mandatory put 6/01/08)

        5,000   Contra Costa County, California, Multifamily Housing Revenue Bonds         6/09 at 102.00       N/R        4,774,200
                 (Delta View Apartments), Series 1999C, 6.750%, 12/01/30
                 (Alternative Minimum Tax)

       15,000   San Bernardino County Housing Authority, California, Multifamily             No Opt. Call        A3       15,198,750
                 Housing Revenue Refunding Bonds (Equity Residential/Redlands
                 Lawn and Tennis Apartments), Series 1999, 5.200%, 6/15/29
                 (Mandatory put 6/15/09)

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.8%

       40,795   California Housing Finance Agency, Single Family Mortgage Bonds II,         2/09 at 31.14       AAA        8,326,260
                 1999 Series D2, 0.000%, 2/01/29 (Alternative Minimum Tax)

       11,500   California Housing Finance Agency, Home Mortgage Revenue Bonds,            2/09 at 101.50       AAA       11,499,540
                 1998 Series E, 5.250%, 2/01/33 (Alternative Minimum Tax)

                                       21

                            Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                                    Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LONG-TERM CARE - 1.6%

$       8,500   Riverside County Public Financing Authority, California, Certificates of   5/09 at 101.00      BBB-      $ 8,317,080
                 Participation (Air Force Village West, Inc), 5.800%, 5/15/29

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.7%

       18,500   Los Angeles Unified School District, California, General Obligation Bonds  7/09 at 101.00       AAA       18,969,530
                 (Election of 1997), Series 1999C, 5.250%, 7/01/24

        3,600   Los Angeles Unified School District, California, General Obligation Bonds  7/10 at 100.00       AAA        4,001,796
                 (Election of 1997),
                 Series 2000D, 5.625%, 7/01/14

        1,750   Oakland Unified School District, Alameda County, California, General       8/08 at 101.00       AAA        1,779,103
                 Obligation Bonds, Series 2001, 5.125%, 8/01/21

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.9%

        8,665   Bonita Canyon Public Facilities Financing Authority, California, Community 3/02 at 103.00       N/R        8,225,598
                 Facilities District No. 98-1 Special Tax Bonds, Series 1998,
                 5.375%, 9/01/28

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds, Series
                2001:
        1,110    5.375%, 11/01/18                                                         11/11 at 100.00       AAA        1,182,294
        1,165    5.375%, 11/01/19                                                         11/11 at 100.00       AAA        1,230,590

        3,515   Dinuba Redevelopment Agency, California, Tax Allocation Bonds              9/11 at 102.00       AAA        3,488,743
                 (Redevelopment Project 2), Refunding Series 2001, 4.875%, 9/01/21

        3,490   Fontana Community Facilities District No. 2, California, Senior Lien       9/08 at 102.00       AAA        3,682,159
                 Special Tax Refunding Bonds, 1998 Series A, 5.250%, 9/01/17

       13,290   Mira Loma Area of Jurupa Community Services District, California,          9/08 at 102.00       AAA       12,870,302
                 1998 Special Tax Bonds (Community Facilities District No. 1),
                 4.750%, 9/01/24 (Optional put 9/01/10)

        5,500   Los Angeles County, California, Certificates of Participation (1998 Disney 9/08 at 101.00       AAA        5,332,855
                 Parking Refunding Project), 4.750%, 3/01/23

        5,000   Los Angeles County Metropolitan Transportation Authority, California,      7/08 at 101.00       AAA        5,010,350
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1998A Refunding, 5.000%, 7/01/23

       10,000   Los Angeles County Public Works Financing Authority, California,          10/07 at 101.00        AA       10,339,900
                 Revenue Bonds (Los Angeles County Regional Park and Open
                 Space District), Series 1997A, 5.000%, 10/01/16

        4,245   Nevada County, California, Certificates of Participation, Series 2001     10/11 at 100.00       Aaa        4,421,762
                 Refunding, 5.250%, 10/01/19

        9,200   Norco Redevelopment Agency, California, Tax Allocation Bonds (Project      3/11 at 102.00       AAA        9,383,540
                 Area No. 1), Series 2001 Refunding, 5.000%, 3/01/19

        4,670   Oakland Joint Powers Financing Authority, California, Lease Revenue          No Opt. Call       AAA        5,271,029
                 Refunding Bonds (Oakland Convention Centers), Series 2001,
                 5.500%, 10/01/14

       14,160   Oakland State Building Authority, California, Lease Revenue Bonds          4/08 at 101.00       AAA       14,201,347
                 (Elihu M. Harris State Office Building), 1998 Series A, 5.000%, 4/01/23

        4,000   Orange County Local Transportation Authority, California, Measure M          No Opt. Call       AAA        4,517,880
                 Sales Tax Revenue Refunding Bonds, Limited Tax Bonds, Second
                 Senior Bonds, Series 1997A, 5.700%, 2/15/08

        5,600   Palm Springs Financing Authority, California, Lease Revenue Refunding     11/11 at 101.00       AAA        5,636,568
                 Bonds (Convention Center Project), Series 2001A, 5.000%, 11/01/22

        8,100   Poway Redevelopment Agency, California, Tax Allocation Refunding          12/10 at 102.00       AAA        8,773,839
                 Bonds (Paguay Redevelopment Project), Series 2000, 5.750%, 6/15/33

        6,500   Puerto Rico Highway and Transportation Authority, Transportation           7/12 at 100.00         A        6,595,875
                 Revenue Bonds, Series D, 5.375%, 7/01/36

       11,925   Riverside County Public Financing Authority, California, Junior Lien         No Opt. Call       N/R       12,640,262
                 Reassessment Revenue Bonds (Rancho Village Project/AD No. 159),
                 1999 Series B, 6.000%, 9/02/07

        2,980   San Diego County, California, Certificates of Participation (MTS Tower),  11/11 at 100.00       AAA        3,114,309
                 Refunding Series 2001, 5.250%, 11/01/19


                                       22

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

                City and County of San Francisco, California, Certificates of
                Participation (30 Van Ness Avenue Property), Series 2001A:
$       1,205    4.600%, 9/01/18                                                           9/09 at 101.00       AAA      $ 1,188,672
        1,260    4.700%, 9/01/19                                                           9/09 at 101.00       AAA        1,242,977
        1,340    4.750%, 9/01/20                                                           9/09 at 101.00       AAA        1,316,523
        1,400    4.800%, 9/01/21                                                           9/09 at 101.00       AAA        1,380,288

       25,060   San Jose Redevelopment Agency, California, Tax Allocation Bonds            8/08 at 102.00         A       25,271,005
                 (Merged Area Redevelopment Project), Series 1998, 5.250%, 8/01/29

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 16.1%

       21,150   Foothill/Eastern Transportation Corridor Agency, California, Toll Road     1/10 at 101.00      BBB-       21,636,450
                 Refunding Revenue Bonds, Series 1999, 5.750%, 1/15/40

        8,515   Los Angeles Harbor Department, California, Revenue Refunding Bonds,        8/11 at 100.00       AAA        8,985,454
                 Series 2001B, 5.500%, 8/01/18 (Alternative Minimum Tax)

       23,000   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,         5/10 at 100.00       AAA       24,120,560
                 11/01/29 (Alternative Minimum Tax)

        5,000   City and County of San Francisco Airports Commission, California,          5/06 at 101.00       AAA        5,148,150
                 Revenue Bonds (San Francisco International Airport), Issue 13B,
                 Second Series, 5.625%, 5/01/21 (Alternative Minimum Tax)

       23,275   City and County of San Francisco Airports Commission, California,          5/10 at 101.00       AAA       24,516,256
                 Revenue Bonds (San Francisco International Airport), Issue 25,
                 Second Series, 5.750%, 5/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 1.1%

        5,000   Commonwealth of Puerto Rico, General Obligation Public Improvement         7/10 at 100.00       AAA        5,782,050
                 Bonds of 2000, 5.750%, 7/01/16 (Pre-refunded to 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.5%

        8,370   Los Angeles Department of Water and Power, California, Power System        7/11 at 100.00       AAA        8,821,813
                 Revenue Refunding Bonds, Series 2001A2, 5.375%, 7/01/19

       10,000   Merced Irrigation District, California, 2001 Electric System Refunding     9/05 at 102.00       N/R       10,067,800
                 Revenue Bonds (Electric System Project), 6.750%, 9/01/31

       10,500   Northern California Power Agency, Hydroelectric Project Number One         7/08 at 101.00       AAA       10,657,500
                 Revenue Bonds, 1998 Refunding Series A, 5.200%, 7/01/32

       10,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series DD,      7/08 at 101.50        A-       10,204,320
                 5.000%, 7/01/28

       15,000   Sacramento Municipal Utility District, California, Electric Revenue        7/04 at 101.00         A       15,076,950
                 Refunding Bonds, 1999 Series M, 5.250%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.1%

        2,000   Carmichael Water District, Sacramento County, California, 1999 Water       9/09 at 102.00       AAA        2,016,460
                 Revenue Certificates of Participation, 5.125%, 9/01/29

        7,200   Castaic Lake Water Agency, California, Revenue Certificates of             8/09 at 101.00       AAA        7,248,672
                 Participation (Water System Improvement Project), Series 1999A,
                 5.125%, 8/01/30

       14,000   Orange County Water District, California, Revenue Certificates of          8/09 at 101.00        AA       14,431,479
                 Participation, Series 1999A, 5.375%, 8/15/29

        8,250   Pico Rivera Water Authority, California, Revenue Bonds, 2001              12/11 at 102.00       N/R        8,305,027
                 Series A, 6.250%, 12/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     539,640   Total Investments (cost $498,861,491) - 99.0%                                                            518,301,819
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                       5,319,261
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $523,621,080
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       23


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX)

                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 1.8%

$       3,000   Northern California Tobacco Securitization Authority, Tobacco Settlement   6/11 at 100.00        A1      $ 2,951,520
                 Asset-Backed Bonds, Series 2001A, 5.375%, 6/01/41

        2,800   Southern California Tobacco Securitization Authority, Tobacco Settlement   6/12 at 100.00         A        2,797,592
                 Asset-Backed Bonds (San Diego County Tobacco Asset Securitization
                 Corporation), Senior Series 2001A, 5.500%, 6/01/36

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.4%

        5,000   California Educational Facilities Authority, Revenue Bonds (Stanford       6/11 at 101.00       AAA        5,141,400
                 University), Series Q, 5.250%, 12/01/32

                California Educational Facilities Authority, Revenue Bonds (Loyola
                Marymount University), Series 2001A Refunding:
        7,620    0.000%, 10/01/26                                                            No Opt. Call       Aaa        1,999,488
        7,365    0.000%, 10/01/27                                                            No Opt. Call       Aaa        1,823,427
        4,120    0.000%, 10/01/28                                                            No Opt. Call       Aaa          964,657

       15,000   California Educational Facilities Authority, Student Loan Revenue Bonds    3/08 at 102.00       Aaa       15,399,900
                 (California Loan Program), Series 2001A, 5.400%, 3/01/21
                 (Alternative Minimum Tax)

        9,000   Long Beach Bond Financing Authority, California, Lease Revenue            11/11 at 101.00       AAA        9,217,440
                 Refunding Bonds (The Aquarium of the South Pacific),
                 5.250%, 11/01/30

        9,000   The Regents of the University of California, Multiple Purpose Project      9/08 at 101.00        AA        9,158,400
                 Revenue Bonds, Series K, 5.300%, 9/01/30

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.9%

        5,000   California Health Facilities Financing Authority, Kaiser Permanente        5/03 at 102.00         A        5,010,950
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33

        7,000   California Infrastructure and Economic Development Bank, Revenue           8/11 at 102.00         A        7,119,980
                 Bonds (Kaiser Hospital Assistance I-LLC), Series 2001A,
                 5.550%, 8/01/31

        3,000   Central California Joint Powers Health Financing Authority, Certificates   2/10 at 101.00      BBB+        3,063,930
                 of Participation (Community Hospitals of Central California Obligated
                 Group Project), Series 2000, 6.000%, 2/01/30

        2,500   City of Torrance, California, Revenue Bonds (Torrance Memorial Medical     6/11 at 101.00        A+        2,494,350
                 Center), Series 2001A, 5.500%, 6/01/31

        1,500   City of Whittier, California, Health Facility Revenue Bonds (Presbyterian  6/12 at 101.00        A-        1,498,950
                 Intercommunity Hospital), Series 2002, 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.0%

       10,200   California Statewide Communities Development Authority, Multifamily          No Opt. Call       N/R       10,199,694
                 Housing Revenue Bonds (Citrus Gardens Apartments Project),
                 Series 2001J, 6.250%, 6/01/37 (Mandatory put 6/01/02)

        5,962   California Statewide Communities Development Authority, Multifamily        6/11 at 102.00       AAA        6,051,490
                 Housing Revenue Refunding Bonds (Claremont Village Apartments),
                 Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.9%

        6,000   California Rural Home Mortgage Finance Authority, Single Family            6/11 at 102.00       AAA        6,145,080
                 Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                 2001 Series A, 5.650%, 12/01/31 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        4,650   City and County of San Francisco Redevelopment Agency, California,        10/11 at 100.00       Aaa        4,767,273
                 Multifamily Housing Revenue Bonds (Kokoro Assisted Living Project),
                 GNMA Series 2001A, 5.675%, 4/20/43

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.5%

        9,000   State of California, Veterans General Obligation Bonds, Series BV,         6/06 at 101.00       AAA        9,177,480
                 5.600%, 12/01/32

        8,330   Los Angeles Unified School District, California, General Obligation        7/10 at 100.00       AAA        8,623,633
                 Bonds, Series 2000D, 5.375%, 7/01/25


                                       24

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$         275   Sacramento Unified School District, Sacramento County, California,         7/10 at 102.00       AAA      $   273,127
                 General Obligation Bonds (Election of 1999), Series 2001B,
                 5.000%, 7/01/30

       14,190   City of San Jose, California, General Obligation Bonds (Libraries and      9/11 at 100.00       AA+       14,285,499
                 Parks Projects), Series 2001, 5.125%, 9/01/31

        4,050   Santa Rosa High School District, Sonoma County, California, General        5/11 at 101.00       AAA        4,183,853
                 Obligation Bonds, Series 2001, 5.300%, 5/01/26

        7,600   Southwestern Community College District, San Diego County, California,     8/11 at 101.00       AAA        7,920,036
                 General Obligation Bonds, Series 2001, 5.375%, 8/01/25

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.9%

        9,000   Anitoch Area Public Facilities Financing Authority, California, Special    8/08 at 103.00       AAA        9,245,430
                 Tax Bonds (Community Facilities District No. 1989-1), Series 2001,
                 5.250%, 8/01/25

        7,595   Encinitas Public Financing Authority, California, Lease Revenue Bonds      4/08 at 102.00       AAA        7,747,584
                 (Acquisition Project), Series 2001A, 5.250%, 4/01/31

        8,000   Los Angeles County Metropolitan Transportation Authority, California,      7/08 at 101.00       AAA        8,016,560
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1998A Refunding, 5.000%, 7/01/23

        3,300   Puerto Rico Highway and Transportation Authority, Transportation           7/12 at 100.00         A        3,348,675
                 Revenue Bonds, Series D, 5.375%, 7/01/36

        4,400   Puerto Rico Public Finance Corporation, Commonwealth Appropriation           No Opt. Call        A-        4,965,972
                 Bonds, 2002 Series E, 6.000%, 8/01/26

        9,000   Riverside County Redevelopment Agency, California, 2001 Tax Allocation    10/11 at 102.00       AAA        9,204,480
                 Bonds (Jurupa Valley Project Area), 5.250%, 10/01/35

        9,000   Sacramento Financing Authority, California, 2001 Capital Improvement       6/11 at 100.00       AAA        8,922,420
                 Revenue Bonds (Water and Capital Improvement Projects),
                 Series A, 5.000%, 12/01/32

        7,000   San Diego Redevelopment Agency, California, Tax Allocation Bonds           8/10 at 101.00       AAA        6,982,710
                 (Merged Area Redevelopment Project), Series 2002, 5.000%, 8/01/27

                Santa Clara Valley Transportation Authority, California, Sales Tax
                Revenue Bonds, Series 2001A:
       16,090    5.000%, 6/01/25                                                           6/11 at 100.00       AAA       16,106,412
       15,345    5.000%, 6/01/26                                                           6/11 at 100.00       AAA       15,333,031

        3,045   Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue         5/11 at 102.00       N/R        3,004,562
                 Bonds (Rancho del Sol and Grandview), Series 2001A, 6.750%, 5/15/36

        5,600   City of Yucaipa, Chapman Heights, San Bernardino County, California,       9/09 at 102.00       N/R        5,278,504
                 1998 Special Tax Bonds (Community Facilities District No. 98-1),
                 6.000%, 9/01/28

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.5%

        5,500   California Statewide Communities Development Authority, Special           10/11 at 100.00       N/R        2,832,555
                 Facility Revenue Bonds (United Air Lines, Inc. - Los Angeles
                 International Airport Cargo Project), Series 2001, 6.250%,
                 10/01/35 (Alternative Minimum Tax)

        3,840   Sacramento-Yolo Port District, Sacramento and Yolo Counties, California,   7/08 at 101.00      Baa2        3,898,406
                 Port Facilities Refunding and Improvement Revenue Bonds,
                 Series 2001, 5.125%, 7/01/14

        1,750   City and County of San Francisco Airports Commission, California,          5/09 at 101.00       AAA        1,712,340
                 Revenue Bonds (San Francisco International Airport), Issue 23B,
                 Second Series, 5.000%, 5/01/30 (Alternative Minimum Tax)

        6,100   City and County of San Francisco Airports Commission, California,          5/10 at 101.00       AAA        6,149,776
                 Revenue Bonds (San Francisco International Airport), Issue 26A,
                 Second Series, 5.250%, 5/01/30 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.7%

        5,000   California Pollution Control Financing Authority, Pollution Control        4/11 at 102.00       AAA        5,186,200
                 Refunding Revenue Bonds (Pacific Gas and Electric Company),
                 1996A Series Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax)

       30,000   Sacramento Municipal Utility District, California, Electric Revenue        8/11 at 100.00       AAA       29,890,200
                 Bonds, Series 2001N, 5.000%, 8/15/28


                                       25

                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                                   Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 10.8%

$      15,000   East Bay Municipal Utility District, Alameda and Contra Costa Counties,    6/11 at 100.00       AAA     $ 14,988,300
                 California, Water System Subordinated Revenue Bonds,
                 Series 2001, 5.000%, 6/01/26

       13,400   Los Angeles Department of Water and Power, California, Waterworks          7/11 at 100.00       AAA       13,437,519
                 Revenue Bonds, Series 2001A Refunding, 5.125%, 7/01/41

        6,850   Southern California Metropolitan Water District, Water Revenue Bonds       1/08 at 101.00        AA        6,733,481
                 (1997 Authorization), Series A, 5.000%, 7/01/37
------------------------------------------------------------------------------------------------------------------------------------
$     336,977   Total Investments (cost $316,654,377) - 98.9%                                                            323,254,266
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       3,684,553
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $326,938,819
                ====================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       26

                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH)

                            Portfolio of
                                    INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 0.8%

$       4,200   Southern California Tobacco Securitization Authority, Tobacco Settlement   6/12 at 100.00         A      $ 4,196,388
                 Asset-Backed Bonds (San Diego County Tobacco Asset Securitization
                 Corporation), Senior Series 2001A, 5.500%, 6/01/36

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.1%

        9,000   California Educational Facilities Authority, Student Loan Revenue Bonds    3/08 at 102.00       Aaa        9,239,940
                 (California Loan Program), Series 2001A, 5.400%, 3/01/21
                 (Alternative Minimum Tax)

        5,000   San Diego State University Foundation, California, Auxiliary Organization  3/12 at 100.00       AAA        4,948,550
                 Revenue Bonds, Series 2002A, 5.000%, 3/01/37

        7,595   San Francisco State University Foundation Inc, California, Auxiliary       9/11 at 100.00       AAA        7,589,608
                 Organization Revenue Bonds (Student Housing), Series 2001,
                 5.000%, 9/01/26

        2,990   The Regents of the University of California, Multiple Purpose Project      9/08 at 101.00        AA        2,976,336
                 Revenue Bonds, Series K, 5.000%, 9/01/23

        8,720   The Regents of the University of California, Multiple Purpose Projects     9/09 at 101.00       AAA        8,791,766
                 Revenue Bonds, Series 2001M, 5.125%, 9/01/30

                The Regents of the University of California, Research Facilities
                Revenue Bonds, 2001 Series E:
        3,820    5.000%, 9/01/26                                                           9/09 at 101.00       AAA        3,801,282
        5,360    5.000%, 9/01/27                                                           9/09 at 101.00       AAA        5,338,560

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 7.3%

        6,650   California Health Facilities Financing Authority, Revenue Bonds           11/08 at 101.00       AAA        6,553,309
                 (USCF - Stanford Healthcare), 1998 Series A, 5.000%, 11/15/31

                California Health Facilities Financing Authority, Revenue Bonds
                (Casa Colina Inc.), Series 2001:
        4,000    6.000%, 4/01/22                                                           4/12 at 100.00      BBB+        4,069,400
        2,000    6.125%, 4/01/32                                                           4/12 at 100.00      BBB+        2,038,300

        6,550   California Health Facilities Financing Authority, Kaiser Permanente        5/03 at 102.00         A        6,564,345
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33

        9,000   California Infrastructure and Economic Development Bank, Revenue           8/11 at 102.00         A        9,154,260
                 Bonds (Kaiser Hospital Assistance I-LLC), Series 2001A,
                 5.550%, 8/01/31

        7,665   California Communities Development Authority, Insured Mortgage            11/09 at 102.00        A+        7,774,073
                 Hospital Revenue Bonds (Mission Community Hospital),
                 Series 2001, 5.375%, 11/01/21

        2,500   City of Whittier, California, Health Facility Revenue Bonds (Presbyterian  6/12 at 101.00        A-        2,498,250
                 Intercommunity Hospital), Series 2002, 5.600%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.6%

        3,610   San Bernardino County Housing Authority, California, Multifamily          11/11 at 105.00       Aaa        4,078,434
                 Mortgage Revenue Bonds (GNMA Collateralized - Pacific Palms
                 Mobile Home Park), Series 2001A, 6.700%, 12/20/41

                City of San Jose, California, Multifamily Housing Revenue Bonds
                (GNMA Mortgage-Backed Securities Program - Lenzen Housing),
                Series 2001B:
        1,250    5.350%, 2/20/26                                                           8/11 at 102.00       AAA        1,259,588
        2,880    5.450%, 2/20/43                                                           8/11 at 102.00       AAA        2,892,154

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5%

        3,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,            2/08 at 101.50       AAA        3,039,600
                 Series 1998B, 5.150%, 2/01/18 (Alternative Minimum Tax)

       27,855   California Housing Finance Agency, Home Mortgage Revenue Bonds,             8/11 at 30.75       AAA        4,819,472
                 Series 2001T, 0.000%, 8/01/32 (Alternative Minimum Tax)


                                       27



                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                                   Portfolio of INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 21.2%

$       8,500   State of California, General Obligation Veterans Welfare Bonds, Series    12/03 at 102.00       AA-      $ 8,612,795
                 1997BH, 5.500%, 12/01/18 (Alternative Minimum Tax)

        7,165   State of California, General Obligation Veterans Bonds, Series BJ,        12/06 at 102.00       AA-        7,325,496
                 5.500%, 12/01/18 (Alternative Minimum Tax)

       15,000   State of California, Various Purpose General Obligation Bonds,            11/11 at 100.00       AAA       14,852,250
                 Series 2001, 5.000%, 11/01/30

       14,300   State of California, General Obligation Veterans Bonds, 2001               6/07 at 101.00       AAA       14,370,356
                 Series BZ, 5.350%, 12/01/21 (Alternative Minimum Tax)

        5,300   Cupertino Union School District, Santa Clara County, California, General   8/11 at 100.00       AAA        5,117,733
                 Obligation Bonds, Series 2001A, 4.750%, 8/01/26

       15,635   Newport-Mesa Unified School District, Orange County, California,           8/11 at 101.00       Aaa       15,097,312
                 General Obligation Bonds (Election of 2000), Series 2001,
                 4.750%, 8/01/26

        7,490   Palm Springs Unified School District, Riverside County, California,        8/09 at 102.00       AAA        7,163,885
                 General Obligation Bonds, Series 2001B, 4.750%, 8/01/31

                Pasadena Unified School District, Los Angeles County,
                California, General Obligation Bonds (Election of 1997), Series
                2001C:
          480    4.750%, 11/01/23                                                         11/11 at 101.00       AAA          466,363
          460    4.750%, 11/01/25                                                         11/11 at 101.00       AAA          445,666
        3,670    4.750%, 11/01/26                                                         11/11 at 101.00       AAA        3,548,083

        3,300   Peralta Community College District, Alamda County, California, General     8/09 at 102.00       AAA        3,272,214
                 Obligation Bonds (Election of 2000), Series A, 5.000%, 8/01/31

        3,000   Commonwealth of Puerto Rico, General Obligation Public Improvement         7/11 at 100.00       AAA        3,016,500
                 Bonds, Series 2001, 5.000%, 7/01/24

        9,750   Commonwealth of Puerto Rico, General Obligation Public Improvement           No Opt. Call       AAA       10,707,353
                 Refunding Bonds, 2002 Series A, 5.500%, 7/01/20

        5,000   Riverside Unified School District, Riverside County, California, General   2/12 at 101.00       AAA        4,994,850
                 Obligation Bonds, Series 2002A, 5.000%, 2/01/27 (WI, settling 3/14/02)

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds (Election of 1998), Series 2001C:
        1,790    5.000%, 7/01/23                                                           7/11 at 102.00       AAA        1,796,802
       10,810    5.000%, 7/01/26                                                           7/11 at 102.00       AAA       10,801,676

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.0%

        2,000   Anaheim Public Financing Authority, California, Senior Lease Revenue       9/07 at 101.00       AAA        1,979,420
                 Bonds (Anaheim Public  Improvements Project), 1997 Series A,
                 5.000%, 3/01/37

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds, Series
                2001:
        7,135    5.000%, 11/01/25                                                         11/11 at 100.00       AAA        7,142,634
        6,955    5.000%, 11/01/31                                                         11/11 at 100.00       AAA        6,896,022

        4,510   California State Public Works Board, Lease Revenue Bonds (Department      12/11 at 102.00       AAA        4,456,015
                 of Mental Health - Hospital Addition), Series 2001A, 5.000%, 12/01/26

       15,000   California State Public Works Board, Lease Revenue Bonds (Department       3/12 at 100.00       AAA       14,851,800
                 of General Services), Series 2002B, 5.000%, 3/01/27
                 (WI, settling 3/13/02)

        3,000   Cotati Redevelopment Agency, California, Tax Allocation Bonds (Cotati      9/11 at 100.00       AAA        2,974,830
                 Redevelopment Project), Subordinate Series 2001A, 5.000%, 9/01/31

        6,755   Dinuba Redevelopment Agency, California, Tax Allocation Bonds              9/11 at 102.00       AAA        6,657,525
                 (Redevelopment Project 2), Refunding Series 2001, 5.000%, 9/01/31

        7,945   La Quinta Redevelopment Agency, Riverside County, California, Tax          9/11 at 102.00       AAA        7,992,432
                 Allocation Bonds (La Quinta Redevelopment Project Area No. 1),
                 Series 2001, 5.100%, 9/01/31

        5,425   Lodi, California, Certificates of Participation (Public Improvement       10/12 at 100.00       AAA        5,420,931
                 Financing Project), Series 2002, 5.000%, 10/01/26

       14,410   Los Angeles Unified School District, California, Certificates of          10/11 at 100.00       AAA       14,288,380
                 Participation (Administration Building Project), Series 2001B,
                 5.000%, 10/01/31


                                       28

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$      13,515   Norco Redevelopment Agency, California, Tax Allocation Bonds (Project      3/11 at 102.00       AAA      $13,639,473
                 Area No. 1), Series 2001 Refunding, 5.125%, 3/01/30

        4,520   Ontario Redevelopment Financing Authority, California, Lease Revenue       8/11 at 101.00       AAA        4,525,695
                 Bonds (Capital Projects), Series 2001, 5.000%, 8/01/24

       11,165   Palm Desert Financing Authority, California, Tax Allocation Revenue        4/12 at 102.00       AAA       11,165,000
                 Bonds (Project Area No. 1), Series 2002 Refunding, 5.100%,
                 4/01/30 (WI, settling 3/13/02)

                Pomona Public Financing Authority, California, Revenue Bonds
                (Merged Redevelopment Projects), Refunding Series 2001AD:
        5,000    5.000%, 2/01/27                                                           2/11 at 100.00       AAA        4,973,700
        7,525    5.000%, 2/01/33                                                           2/11 at 100.00       AAA        7,425,520

        2,925   Pomona Valley Educational Joint Power Authority, California, Lease         8/09 at 102.00       AAA        2,879,721
                 Revenue Bonds (Pomona Unified School District Financing),
                 Series 2001, 4.875%, 8/01/26

        6,500   Puerto Rico Highway and Transportation Authority, Transportation           7/12 at 100.00         A        6,595,875
                 Revenue Bonds, Series D, 5.375%, 7/01/36

        2,000   Puerto Rico Public Financing Corporation, Commonwealth Appropriation       8/11 at 100.00       AAA        2,135,540
                 Bonds, Series 2001A, 5.500%, 8/01/19

        4,400   Puerto Rico Public Financing Corporation, Commonwealth Appropriation         No Opt. Call        A-        4,965,972
                 Bonds, Series 2002E, 6.000%, 8/01/26

        9,000   Sacramento Financing Authority, California, Lease Revenue Bonds,             No Opt. Call       AAA        9,829,800
                 Series 1993A Refunding, 5.400%, 11/01/20

        2,385   San Buenaventura Public Facilities Financing Authority, California, 2001   2/11 at 101.00       AAA        2,310,683
                 Certificates of Participation, Series C, 4.750%, 2/01/24

       14,505   San Diego Redevelopment Agency, California, Subordinate Tax Allocation     9/11 at 101.00       AAA       14,494,701
                 Bonds (Centre City Redevelopment Project), Series 2001A,
                 5.000%, 9/01/26

        5,805   City and County of San Francisco, California, Certificates of              9/09 at 101.00       AAA        5,756,296
                 Participation (30 Van Ness Avenue Property), Series 2001A,
                 5.000%, 9/01/31

                San Francisco Bay Area Rapid Transit District, California, Sales
                Tax Revenue Bonds, Series 2001:
        8,725    5.000%, 7/01/26                                                           7/11 at 100.00       AAA        8,718,282
        1,400    5.125%, 7/01/36                                                           7/11 at 100.00       AAA        1,409,618

       10,000   San Diego Redevelopment Agency, California, Tax Allocation Bonds           8/10 at 101.00       AAA       9,975,300v
                 (Merged Area Redevelopment Project), Series 2002, 5.000%, 8/01/27

       12,760   San Jose Financing Authority, California, Lease Revenue Bonds              9/11 at 100.00       AAA       12,987,128
                 (Convention Center Project), Refunding Series 2001F, 5.000%, 9/01/19

        2,160   Santa Barbara County, California, Certificates of Participation, Series   12/11 at 102.00       AAA        2,255,299
                 2001, 5.250%, 12/01/20

        4,595   Santa Clara Valley Transportation Authority, California, Sales Tax Revenue 6/11 at 100.00       AAA        4,620,043
                 Bonds, Series 2001A, 5.000%, 6/01/22

        2,500   Yucaipa-Calimesa Joint Union School District, San Bernardino County,      10/11 at 100.00       AAA        2,494,625
                 California, General Obligation Bonds, Series 2001A Refunding,
                 5.000%, 10/01/26

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.0%

        1,500   Port of Oakland, California, Refunding Revenue Bonds, 1997 Series I,      11/07 at 102.00       AAA        1,598,865
                 5.600%, 11/01/19

        1,420   City and County of San Francisco Airports Commission, California,          5/09 at 101.00       AAA        1,429,202
                 Revenue Bonds (San Francisco International Airport), Issue 23B,
                 Second Series, 5.125%, 5/01/30

        6,000   City and County of San Francisco Airports Commission, California,          5/10 at 101.00       AAA        5,941,380
                 Revenue Bonds (San Francisco International Airport), Issue 26B,
                 Second Series, 5.000%, 5/01/30

       10,350   City and County of San Francisco Airports Commission, California,          5/11 at 100.00       AAA       10,450,499
                 Revenue Refunding Bonds (San Francisco International Airport),
                 Issue 27A, Second Series, 5.250%, 5/01/26 (Alternative Minimum Tax)

        1,500   City of San Jose, California, Airport Revenue Bonds, Series 2001A,         3/11 at 100.00       AAA        1,483,005
                 5.000%, 3/01/31

                                       29

   PRINCIPAL                                                                                OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION                                                                   PROVISIONS* RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 5.7%

$      15,000   Anaheim Public Financing Authority, California, Revenue Bonds (Electric   10/12 at 100.00       AAA      $14,873,400
                 System Distribution Facilities), Series 2002A, 5.000%, 10/01/31
                 (WI, settling 3/12/02)

        7,000   Los Angeles Department of Water and Power, California, Power System        7/11 at 100.00       AAA        7,215,810
                 Revenue Bonds, 2001 Series A1, 5.250%, 7/01/21

        7,790   Modesto Irrigation District, California, Certificates of Participation     1/12 at 100.00       AAA        7,724,330
                 (Capital Improvements), Series 2001A, 5.000%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.3%

        7,000   Carmichael Water District, Sacramento County, California, 1999 Water       9/09 at 102.00       AAA        7,057,610
                 Revenue Certificates of Participation, 5.125%, 9/01/29

       20,440   East Bay Municipal Utility District, Alameda and Contra Costa Counties,    6/11 at 100.00       AAA       20,424,057
                 California, Water System Subordinated Revenue Bonds, Series 2001,
                 5.000%, 6/01/26

                Los Angeles Department of Water and Power, California,
                Waterworks Revenue Bonds, Series 2001A Refunding:
       12,000    5.125%, 7/01/41                                                           7/11 at 100.00       AAA       12,033,600
       18,000    5.125%, 7/01/41                                                           7/11 at 100.00        AA       17,935,200

       17,425   Southern California Metropolitan Water District, Water Revenue Bonds       1/08 at 101.00        AA       17,128,601
                 (1997 Authorization), Series A, 5.000%, 7/01/37

        2,475   Southern California Metropolitan Water District, Water Revenue             7/08 at 101.00        AA        2,397,953
                 Refunding Bonds, 1998 Series A, 4.750%, 7/01/22

       12,975   South Gate Utility Authority, California, Subordinate Revenue Bonds       10/11 at 102.00       AAA       12,863,933
                 (Water and Sewer System Projects), 2001 Series, 5.000%, 10/01/32

        1,600   Sunnyvale Financing Authority, California, Water and Wastewater           10/11 at 100.00       AAA        1,598,799
                 Revenue Bonds, Series 2001, 5.000%, 10/01/26
------------------------------------------------------------------------------------------------------------------------------------
$     582,290   Total Investments (cost $560,974,307) - 106.5%                                                           561,187,453
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (6.5)%                                                                  (34,046,236)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $527,141,217
                ====================================================================================================================



                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       30

                            Statement of
                                 ASSETS AND LIABILITIES February 28, 2002 (Unaudited)

                                       INSURED          INSURED       CALIFORNIA        CALIFORNIA       CALIFORNIA      CALIFORNIA
                                    CALIFORNIA       CALIFORNIA          PREMIUM          DIVIDEND         DIVIDEND        DIVIDEND
                                PREMIUM INCOME PREMIUM INCOME 2           INCOME         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                         (NPC)            (NCL)            (NCU)             (NAC)            (NVX)           (NZH)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
   at market value                $144,341,589     $278,959,687     $122,287,350      $518,301,819     $323,254,266    $561,187,453
Temporary investments in
   short-term municipal securities,
   at amortized cost, which
   approximates market value                --               --        1,140,000                --               --              --
Cash                                   652,880           27,302               --            31,167           78,116       7,002,733
Interest receivable                  2,310,686        4,401,832        1,783,532         7,280,240        4,881,383       7,088,299
Other assets                               838           11,551            6,682             7,067            6,932          13,947
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                 147,305,993      283,400,372      125,217,564       525,620,293      328,220,697     575,292,432
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                              --               --           81,370                --               --              --
Payable for investments purchased           --               --               --                --               --      45,865,400
Accrued expenses:
   Management fees                      72,543          138,311           61,792           133,166           84,708         134,112
   Offering costs                           --               --               --                --               --          86,209
   Other                                88,989          115,665           93,797           182,675          118,838         296,038
Preferred share dividends payable        2,462           12,352            6,065            32,825           13,404          33,671
Common share dividends payable         460,010          865,743          389,760         1,650,547        1,064,928       1,735,785
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                624,004        1,132,071          632,784         1,999,213        1,281,878      48,151,215
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                        $146,681,989     $282,268,301     $124,584,780      $523,621,080     $326,938,819    $527,141,217
===================================================================================================================================
Preferred shares, at
   liquidation value              $ 45,000,000     $ 95,000,000     $ 43,000,000      $175,000,000     $110,000,000    $187,000,000
===================================================================================================================================
Preferred shares outstanding             1,800            3,800            1,720             7,000            4,400           7,480
===================================================================================================================================
Common shares outstanding            6,433,708       12,638,591        5,774,216        23,412,013       14,790,660      24,108,129
===================================================================================================================================
Netasset value per Common
   share outstanding (net assets
   less Preferred shares
   at liquidation value, divided
   by Common shares outstanding)  $      15.80     $      14.82     $      14.13      $      14.89     $      14.67    $      14.11
===================================================================================================================================
NET ASSETS CONSIST OF:
Preferred shares, $25,000
   stated value
   per share, at liquidation
   value                          $ 45,000,000     $ 95,000,000     $ 43,000,000      $175,000,000     $110,000,000    $187,000,000
Common shares, $.01 par
   value per share                      64,337          126,386           57,742           234,120          147,907         241,081
Paid-in surplus                     89,014,190      175,276,913       80,181,422       332,500,716      210,010,181     342,268,222
Balance of undistributed net
   investment income                 1,558,607        1,203,410          638,777         1,733,695          619,720         299,659
Accumulated net realized gain (loss)
   from investment transactions        270,714       (8,030,151)      (4,870,100)       (5,287,779)        (438,878)     (2,880,891)
Net unrealized appreciation of
   investments                      10,774,141       18,691,743        5,576,939        19,440,328        6,599,889         213,146
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                        $146,681,989     $282,268,301     $124,584,780      $523,621,080     $326,938,819    $527,141,217
===================================================================================================================================
Authorized shares:
   Common                          200,000,000      200,000,000        Unlimited         Unlimited        Unlimited       Unlimited
   Preferred                         1,000,000        1,000,000        Unlimited         Unlimited        Unlimited       Unlimited
===================================================================================================================================


                                 See accompanying notes to financial statements.


                                       31

                            Statement of
                                  OPERATIONS Six Months Ended February 28, 2002 (Unaudited)
                                       INSURED          INSURED       CALIFORNIA        CALIFORNIA       CALIFORNIA      CALIFORNIA
                                    CALIFORNIA       CALIFORNIA          PREMIUM          DIVIDEND         DIVIDEND        DIVIDEND
                                PREMIUM INCOME PREMIUM INCOME 2           INCOME         ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                         (NPC)            (NCL)            (NCU)             (NAC)            (NVX)           (NZH)*
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                  $ 4,005,604      $ 7,494,071       $3,382,580       $13,759,507      $ 8,589,752     $ 8,821,982
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                        470,524          897,222          400,275         1,642,997        1,039,393       1,247,879
Preferred shares - auction fees         55,788          117,773           53,308           216,952          127,565         127,586
Preferred shares - dividend
  disbursing agent fees                  4,959            9,917            4,959             9,917            9,917           5,753
Shareholders' servicing agent fees
  and expenses                           8,571           14,281            6,695             4,959            4,364           2,565
Custodian's fees and expenses           20,735           37,818           20,438            62,620           47,205          39,678
Directors'/Trustees' fees and expenses     892            1,736              744             3,571            1,736           3,206
Professional fees                        7,501            7,537            7,253             8,908            7,997           9,168
Shareholders' reports - printing
  and mailing expenses                   8,853           15,958            7,888            18,019           12,265          23,254
Stock exchange listing fees             11,162           15,620            2,661            15,673              496             306
Investor relations expense               7,953           18,223            8,787            22,966               --              --
Portfolio insurance expense              6,305            2,532             --                  --               --              --
Other expenses                           6,558           10,143            6,247            13,479            4,991           3,988
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement    609,801        1,148,760          519,255         2,020,061        1,255,929       1,463,383
   Custodian fee credit                 (7,108)          (8,969)          (7,427)           (9,140)         (14,604)        (14,718)
   Expense reimbursement                    --               --               --          (778,167)        (487,751)       (584,235)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                           602,693        1,139,791          511,828         1,232,754          753,574         864,430
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                3,402,911        6,354,280        2,870,752        12,526,753        7,836,178       7,957,552
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from
   investment transactions           2,811,521          641,250          (38,629)        2,293,614          166,059      (2,880,891)
Change in net unrealized
   appreciation (depreciation)
   of investments                   (4,661,846)      (3,686,864)        (713,743)       (9,248,618)      (7,357,283)        213,146
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments    (1,850,325)      (3,045,614)        (752,372)       (6,955,004)      (7,191,224)     (2,667,745)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                 $ 1,552,586      $ 3,308,666       $2,118,380       $ 5,571,749      $   644,954     $ 5,289,807
===================================================================================================================================

*    For the period September 25, 2001 (commencement of operations) through
     February 28, 2002.


                                 See accompanying notes to financial statements.



                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)


                                     INSURED CALIFORNIA                  INSURED CALIFORNIA                     CALIFORNIA
                                     PREMIUM INCOME (NPC)               PREMIUM INCOME 2 (NCL)             PREMIUM INCOME (NCU)
                               ------------------------------      -------------------------------    -----------------------------
                                 SIX MONTHS        YEAR ENDED         SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
                               ENDED 2/28/02          8/31/01      ENDED 2/28/02           8/31/01    ENDED 2/28/02         8/31/01
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 3,402,911      $ 6,701,784        $ 6,354,280      $ 12,730,709      $ 2,870,752     $ 5,776,782
Net realized gain (loss) from
   investment transactions         2,811,521           (3,088)           641,250          (518,300)         (38,629)        727,947
Change in net unrealized
   appreciation (depreciation)
   of investments                 (4,661,846)       6,344,071         (3,686,864)       12,002,378         (713,743)      4,435,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                 1,552,586       13,042,767          3,308,666        24,214,787        2,118,380      10,940,221
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net
   investment income:
   Common shareholders            (2,738,575)      (5,501,796)        (5,135,587)       (9,845,915)      (2,312,300)     (4,535,399)
   Preferred shareholders           (324,128)      (1,375,685)          (647,203)       (2,765,748)        (326,709)     (1,321,933)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders  (3,062,703)      (6,877,481)        (5,782,790)      (12,611,663)      (2,639,009)     (5,857,332)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares       --               --                 --                --               --              --
   Net proceeds from shares issued
        to shareholders due to
        reinvestment of
        distributions                124,281               --            109,414            53,134           38,176         106,665
Preferred shares:
   Net proceeds from sale of shares       --               --                 --                --               --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   capital share transactions        124,281               --            109,414            53,134           38,176         106,665
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                  (1,385,836)       6,165,286         (2,364,710)       11,656,258         (482,453)      5,189,554
Net assets at the beginning
   of period                     148,067,825      141,902,539        284,633,011       272,976,753      125,067,233     119,877,679
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the
   end of period                $146,681,989     $148,067,825       $282,268,301      $284,633,011     $124,584,780    $125,067,233
===================================================================================================================================
Undistributed (Over-distribution
   of) net investment income
   at the end of period         $  1,558,607     $    324,927       $  1,203,410      $    544,540     $    638,777    $    304,995
===================================================================================================================================


                                 See accompanying notes to financial statements.



                            Statement of
                                CHANGES IN NET ASSETS (Unaudited) (continued)

                                          CALIFORNIA                         CALIFORNIA                         CALIFORNIA
                                    DIVIDEND ADVANTAGE (NAC)          DIVIDEND ADVANTAGE 2 (NVX)        DIVIDEND ADVANTAGE 3 (NZH)
                               ------------------------------      -------------------------------      ---------------------------
                                                                                           FOR THE                          FOR THE
                                                                                    PERIOD 3/27/01                   PERIOD 9/25/01
                                                                                     (COMMENCEMENT                    (COMMENCEMENT
                                  SIX MONTHS       YEAR ENDED         SIX MONTHS    OF OPERATIONS)                    OF OPERATIONS)
                               ENDED 2/28/02          8/31/01      ENDED 2/28/02   THROUGH 8/31/01                  THROUGH 2/28/02
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 12,526,753     $ 24,993,570        $ 7,836,178       $ 5,021,117                      $ 7,957,552
Net realized gain (loss)
   from investment
   transactions                    2,293,614          153,449            166,059          (604,937)                      (2,880,891)
Change in net unrealized
   appreciation (depreciation)
   of investments                 (9,248,618)      30,026,536         (7,357,283)       13,963,695                          213,146
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                 5,571,749       55,173,555            644,954        18,379,875                        5,289,807
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From and in excess of net
   investment income:
   Common shareholders            (9,902,083)     (18,957,806)        (6,389,004)       (4,258,658)                      (6,942,944)
   Preferred shareholders         (1,330,300)      (5,398,060)          (831,015)         (765,421)                        (714,949)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders (11,232,383)     (24,355,866)        (7,220,019)       (5,024,079)                      (7,657,893)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares       --               --                 --       211,280,100                      344,509,500
   Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions    84,644           53,132             73,486               227                           15,778
Preferred shares:
   Net proceeds from sale of shares       --               --                 --       108,704,000                      184,883,750
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   capital share transactions         84,644           53,132             73,486       319,984,327                      529,409,028
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                  (5,575,990)      30,870,821         (6,501,579)      333,340,123                      527,040,942
Net assets at the beginning
   of period                     529,197,070      498,326,249        333,440,398           100,275                          100,275
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end
   of period                    $523,621,080     $529,197,070       $326,938,819      $333,440,398                     $527,141,217
===================================================================================================================================
Undistributed (Over-distribution
   of) net investment income
   at the end of period         $  1,733,695     $    439,325       $    619,720      $     (2,962)                    $    299,659
===================================================================================================================================


                                 See accompanying notes to financial statements.


                                       34


Notes to
      FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The California Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund
(NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX) and Nuveen California Dividend Advantage Municipal Fund 3 (NZH). Insured California Premium Income
(NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while California Premium Income (NCU), California Dividend Advantage 2 (NVX) and California Dividend Advantage 3 (NZH) are traded on the American Stock Exchange. Prior to the commencement of operations of California Dividend Advantage 2 (NVX) and California Dividend Advantage 3 (NZH), the Funds had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company and the recording of the organizational expenses ($15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2002, California Dividend Advantage 3 (NZH) had outstanding when-issued purchase commitments of $45,865,400. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more series. The dividend rate may change every seven days, as set by the Auction Agent. The number of shares outstanding, by series and in total, for each Fund is as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPC)        (NCL)         (NCU)        (NAC)        (NVX)        (NZH)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                          --           --         1,720           --        2,200        3,740
   Series T                       1,800        1,900            --           --           --           --
   Series Th                         --        1,900            --        3,500           --        3,740
   Series F                          --           --            --        3,500        2,200           --
---------------------------------------------------------------------------------------------------------
Total                             1,800        3,800         1,720        7,000        4,400        7,480
=========================================================================================================

Effective November 16, 2001, California Dividend Advantage 3 (NZH) issued 3,740 Series M and 3,740 Series Th $25,000 stated value Preferred shares.

Insurance
Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended February 28, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for California Dividend Advantage 2
(NVX) and California Dividend Advantage 3 (NZH). California Dividend Advantage 2's (NVX) and California Dividend Advantage 3's (NZH) share of offering costs ($443,400 and $723,000, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by California Dividend Advantage 2 (NVX) and California Dividend Advantage 3 (NZH) in connection with their offering of Preferred shares ($1,296,000 and 2,116,250, respectively) were recorded as a reduction of the proceeds from the sale of the Preferred shares.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective September 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to September 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation based on securities held by the Funds on September 1, 2001, as follows:

                      INSURED      INSURED
                   CALIFORNIA   CALIFORNIA  CALIFORNIA   CALIFORNIA   CALIFORNIA
                      PREMIUM      PREMIUM     PREMIUM     DIVIDEND     DIVIDEND
                       INCOME     INCOME 2      INCOME    ADVANTAGE  ADVANTAGE 2
                        (NPC)        (NCL)       (NCU)        (NAC)        (NVX)
--------------------------------------------------------------------------------
                     $893,472      $87,380    $102,039          $--       $6,523
================================================================================


The effect of this change for the period ended February 28, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                      INSURED      INSURED
                   CALIFORNIA   CALIFORNIA  CALIFORNIA   CALIFORNIA   CALIFORNIA
                      PREMIUM      PREMIUM     PREMIUM     DIVIDEND     DIVIDEND
                       INCOME     INCOME 2      INCOME    ADVANTAGE  ADVANTAGE 2
                        (NPC)        (NCL)       (NCU)        (NAC)        (NVX)
--------------------------------------------------------------------------------
                      $64,110       $6,101      $7,016          $--       $7,998
================================================================================

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)




2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                INSURED CALIFORNIA         INSURED CALIFORNIA            CALIFORNIA
                               PREMIUM INCOME (NPC)      PREMIUM INCOME 2 (NCL)     PREMIUM INCOME (NCU)
                             ------------------------  ------------------------  ------------------------
                              SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED
                             ENDED 2/28/02   8/31/01   ENDED 2/28/02   8/31/01   ENDED 2/28/02   8/31/01
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --            --           --            --          --
   Shares issued to shareholders
     due to reinvestment
     of distributions              7,876          --         7,433        3,745         2,696       7,867
---------------------------------------------------------------------------------------------------------
                                   7,876          --         7,433        3,745         2,696       7,867
=========================================================================================================
Preferred shares sold                 --          --            --           --            --          --
=========================================================================================================

                                CALIFORNIA DIVIDEND        CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)           ADVANTAGE 2 (NVX)         ADVANTAGE 3 (NZH)
                             ------------------------  --------------------------    --------------------
                                                                       FOR THE                 FOR THE
                                                                   PERIOD 3/27/01          PERIOD 9/25/01
                                                                    (COMMENCEMENT           (COMMENCEMENT
                                                                   OF OPERATIONS)          OF OPERATIONS)
                              SIX MONTHS   YEAR ENDED   SIX MONTHS     THROUGH                 THROUGH
                             ENDED 2/28/02   8/31/01   ENDED 2/28/02   8/31/01                 2/28/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --            --     14,780,000              24,100,000
   Shares issued to shareholders
     due to reinvestment
     of distributions              5,665       3,990         3,644             16                   1,129
---------------------------------------------------------------------------------------------------------
                                   5,665       3,990         3,644     14,780,016              24,101,129
=========================================================================================================
Preferred shares sold                 --          --            --          4,400                   7,480
=========================================================================================================

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid April 1, 2002, to shareholders of record on March 15, 2002, as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPC)        (NCL)         (NCU)        (NAC)        (NVX)        (NZH)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0725       $.0700        $.0690       $.0725       $.0730       $.0720
=========================================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the six months ended February 28, 2002, were as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPC)        (NCL)         (NCU)        (NAC)        (NVX)       (NZH)*
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal
   securities               $23,123,402  $12,748,050    $3,321,639  $75,268,647  $37,434,087 $669,497,733
   Short-term municipal
   securities                        --           --     3,130,000           --           --   57,340,000
Sales and maturities:
   Long-term municipal
   securities                23,162,913   12,140,319     3,397,390   72,425,740   36,053,802  105,592,960
   Short-term municipal
   securities                        --           --     1,990,000      100,000           --   57,340,000
=========================================================================================================

* For the period September 25, 2001 (commencement of operations) through February 28, 2002.

At February 28, 2002, the cost of investments owned for federal income tax purposes were as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPC)        (NCL)         (NCU)        (NAC)        (NVX)        (NZH)
---------------------------------------------------------------------------------------------------------
                           $133,252,042 $260,707,146  $117,741,356 $498,861,491 $317,244,793 $560,974,307
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At August 31, 2001, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           INSURED      INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME     INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)        (NCL)        (NCU)        (NAC)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2003                                                 $       --  $   323,810   $1,039,028   $       --
   2004                                                         --    4,345,091    2,742,449           --
   2005                                                    165,897    1,283,948    1,049,994           --
   2006                                                         --           --           --           --
   2007                                                         --           --           --    1,099,956
   2008                                                    681,230           --           --    1,589,298
   2009                                                  1,592,883    2,185,870           --    4,892,139
---------------------------------------------------------------------------------------------------------
Total                                                   $2,440,010   $8,138,719   $4,831,471   $7,581,393
=========================================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at February 28, 2002, were as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPC)        (NCL)         (NCU)        (NAC)        (NVX)        (NZH)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation             $11,190,343  $19,047,900    $6,447,887  $19,985,994  $ 9,282,161  $ 2,974,788
   depreciation                (100,796)    (795,359)     (761,893)    (545,666)  (3,272,688)  (2,761,642)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation $11,089,547  $18,252,541    $5,685,994  $19,440,328  $ 6,009,473  $   213,146
=========================================================================================================


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under Insured California Premium Income's (NPC), Insured California Premium Income 2's (NCL) and California Premium Income's (NCU) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================

Under California Dividend Advantage's (NAC), California Dividend Advantage 2's
(NVX) and California Dividend Advantage 3's (NZH) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For net assets over $2 billion                                       .5750 of 1
================================================================================


The Adviser has agreed to waive part of its management fees or reimburse certain expenses of California Dividend Advantage (NAC) in an amount equal to .30% of the average daily net assets for the period May 26, 1999 (commencement of operations) through July 31, 2004, .25% of the average daily net assets for the year ended July 31, 2005, .20% of the average daily net assets for the year ended July 31, 2006, .15% of the average daily net assets for the year ended July 31, 2007, .10% of the average daily net assets for the year ended July 31, 2008, and .05% of the average daily net assets for the year ended July 31, 2009. The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of California Dividend Advantage 2 (NVX) in an amount equal to .30% of the average daily net assets for the period March 27, 2001 (commencement of operations) through March 31, 2006, .25% of the average daily net assets for the year ended March 31, 2007, .20% of the average daily net assets for the year ended March 31, 2008, .15% of the average daily net assets for the year ended March 31, 2009, .10% of the average daily net assets for the year ended March 31, 2010, and .05% of the average daily net assets for the year ended March 31, 2011. The Adviser has not agreed to reimburse California Dividend Advantage 2
(NVX) for any portion of its fees and expenses beyond March 31, 2011.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of California Dividend Advantage 3 (NZH) in an amount equal to .30% of the average daily net assets for the period September 25, 2001 (commencement of operations) through September 30, 2006, .25% of the average daily net assets for the year ended September 30, 2007, .20% of the average daily net assets for the year ended September 30, 2008, .15% of the average daily net assets for the year ended September 30, 2009, .10% of the average daily net assets for the year ended September 30, 2010, and .05% of the average daily net assets for the year ended September 30, 2011. The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          Financial
                                 HIGHLIGHTS (Unaudited)
Selected data for a Common share outstanding throughout each period:

                                         Investment Operations                                  Less Distributions
                                  ---------------------------------  ---------------------------------------------------------------
                                                                     From and       From and
                                                                     in Excess      in Excess
                                                                     of Net         of Net
                                               Net                   Investment     Investment    Capital      Capital
                                               Realized/             Income to      Income to     Gains to     Gains to
                      Beginning   Net          Unrealized            Common         Preferred     Common       Preferred
                      Net Asset   Investment   Investment            Share-         Share-        Share-       Share-
                      Value       Income       Gain (Loss)    Total  holders        holders+      holders      holders+      Total
------------------------------------------------------------------------------------------------------------------------------------
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)               $16.04      $ .53        $ (.29)        $ .24  $(.43)         $(.05)        $--          $--           $ (.48)
2001                   15.08       1.04           .99          2.03   (.86)          (.21)         --           --            (1.07)
2000                   14.81       1.09           .30          1.39   (.88)          (.24)         --           --            (1.12)
1999                   16.31       1.09         (1.56)         (.47)  (.83)          (.20)         --           --            (1.03)
1998                   15.39       1.03           .92          1.95   (.81)          (.22)         --           --            (1.03)
1997                   14.46       1.04           .93          1.97   (.81)          (.23)         --           --            (1.04)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                15.01        .50          (.23)          .27   (.41)          (.05)         --           --             (.46)
2001                   14.09       1.01           .91          1.92   (.78)          (.22)         --           --            (1.00)
2000                   13.70       1.02           .41          1.43   (.80)          (.24)         --           --            (1.04)
1999                   14.82       1.01         (1.14)         (.13)  (.78)          (.21)         --           --             (.99)
1998                   14.06        .98           .77          1.75   (.75)          (.24)         --           --             (.99)
1997                   13.27        .99           .77          1.76   (.74)          (.23)         --           --             (.97)

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                14.22        .50          (.13)          .37   (.40)          (.06)         --           --             (.46)
2001                   13.34       1.00           .90          1.90   (.79)          (.23)         --           --            (1.02)
2000                   13.19       1.03           .14          1.17   (.79)          (.23)         --           --            (1.02)
1999                   14.30       1.00         (1.13)         (.13)  (.77)          (.21)         --           --             (.98)
1998                   13.60        .98           .70          1.68   (.74)          (.24)         --           --             (.98)
1997                   12.70        .99           .89          1.88   (.74)          (.24)         --           --             (.98)

CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                15.13        .54          (.30)          .24   (.42)          (.06)         --           --             (.48)
2001                   13.82       1.07          1.28          2.35   (.81)          (.23)         --           --            (1.04)
2000                   13.33       1.07           .52          1.59   (.84)          (.26)         --           --            (1.10)
1999(a)                14.33        .20          (.92)         (.72)  (.14)          (.03)         --           --             (.17)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                15.11        .53          (.48)          .05   (.43)          (.06)         --           --            (.49)
2001(b)                14.33        .34           .90          1.24   (.29)          (.05)         --           --            (.34)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(c)                14.33        .33          (.11)          .22   (.29)          (.03)         --           --            (.32)
====================================================================================================================================


                                                                                              Total Returns
                                                                                       ---------------------------
                                  Offering
                                  Costs and                                                               Based
                                  Preferred         Ending                             Based              on
                                  Share             Net                Ending          on                 Net
                                  Underwriting      Asset              Market          Market             Asset
                                  Discounts         Value              Value           Value**            Value**
-----------------------------------------------------------------------------------------------------------------
INSURED CALIFORNIA PREMIUM
INCOME (NPC)
----------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                           $--               $15.80             $15.9000         4.12%              1.20%
2001                               --                16.04              15.6900        14.12              12.43
2000                               --                15.08              14.5625          .84               8.34
1999                               --                14.81              15.3750         1.62              (4.35)
1998                               --                16.31              15.9375        15.85              11.51
1997                               --                15.39              14.5000        10.69              12.30

INSURED CALIFORNIA PREMIUM
INCOME 2 (NCL)
---------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                            --                14.82              14.8000         2.58               1.48
2001                               --                15.01              14.8300        11.99              12.45
2000                               --                14.09              14.0000         3.58               9.21
1999                               --                13.70              14.3750         2.27              (2.50)
1998                               --                14.82              14.8125        15.70              10.95
1997                               --                14.06              13.5000        14.36              11.82

CALIFORNIA PREMIUM
INCOME (NCU)
---------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                            --                14.13              13.9400         1.27               2.23
2001                               --                14.22              14.1700        12.84              12.92
2000                               --                13.34              13.3125         5.93               7.63
1999                               --                13.19              13.3750          .81              (2.57)
1998                               --                14.30              14.0000        12.54              10.83
1997                               --                13.60              13.1250        17.16              13.20

CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
---------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                            --                14.89              14.3800         (.60)              1.25
2001                               --                15.13              14.8900        15.06              15.85
2000                               --                13.82              13.7500        (2.18)             10.80
1999(a)                             (.11)            13.33              15.0000          .96              (5.99)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
---------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                            --                14.67              14.3900        (2.54)              (.02)
2001(b)                             (.12)            15.11              15.2100         3.40               7.55

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
---------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(c)                             (.12)            14.11              13.8400        (5.82)               .51
===============================================================================================================


                                                                Ratios/Supplemental Data
                                   ------------------------------------------------------------------------------------
                                                                       Before Credit/Reimbursement
                                                     ------------------------------------------------------------------

                                                                       Ratio of Net                        Ratio of Net
                                                     Ratio of          Investment       Ratio of           Investment
                                                     Expenses          Income to        Expenses           Income to
                                                     to Average        Average          to Average         Average
                                   Ending            Net Assets        Net Assets       Total              Total
                                   Net               Applicable        Applicable       Net Assets         Net Assets
                                   Assets            to Common         to Common        Including          Including
                                   (000)             Shares++          Shares++         Preferred++        Preferred++
-----------------------------------------------------------------------------------------------------------------------
INSURED CALIFORNIA PREMIUM
INCOME (NPC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                            $146,682          1.21%*            6.76%*           .84%*              4.68%*
2001                                148,068          1.22              6.77             .84                4.65
2000                                141,903          1.25              7.65             .84                5.13
1999                                140,091          1.22              6.81             .85                4.74
1998                                149,478          1.22              6.49             .85                4.50
1997                                143,571          1.25              6.96             .85                4.74

INSURED CALIFORNIA PREMIUM
INCOME 2 (NCL)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                             282,268          1.24*             6.85*            .82*               4.54*
2001                                284,633          1.24              7.01             .82                4.60
2000                                272,977          1.28              7.65             .81                4.88
1999                                267,833          1.24              6.86             .82                4.53
1998                                281,399          1.25              6.79             .82                4.46
1997                                271,883          1.28              7.24             .83                4.67

CALIFORNIA PREMIUM INCOME (NCU)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                             124,585          1.29*             7.11*            .84*               4.65*
2001                                125,067          1.32              7.36             .85                4.75
2000                                119,878          1.38              8.09             .87                5.10
1999                                118,877          1.30              7.08             .85                4.62
1998                                125,066          1.32              7.02             .86                4.57
1997                                120,995          1.34              7.47             .86                4.76

CALIFORNIA DIVIDEND ADVANTAGE (NAC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                             523,621          1.17*             6.80*            .78*               4.53*
2001                                529,197          1.19              7.03             .78                4.61
2000                                498,326          1.24              7.93             .78                4.99
1999(a)                             486,367          .93*              5.06*            .73*               3.99*

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                             326,939          1.16*             6.80*            .77*               4.51*
2001(b)                             333,440          1.05*             5.23*            .77*               3.85*

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(c)                             527,141          1.02*             5.15*            .74*               3.74*
=======================================================================================================================


                                                   Ratios/Supplemental Data
                        --------------------------------------------------------------------     Municipal Auction Rate Cumulative
                                     After Credit/Reimbursement***                                Preferred Stock at End of Period
                        -----------------------------------------------------                  -------------------------------------
                                     Ratio of Net                Ratio of Net
                        Ratio of     Investment    Ratio of      Investment
                        Expenses     Income to     Expenses      Income to
                        to Average   Average       to Average    Average
                        Net Assets   Net Assets    Total         Total                         Aggregate     Liquidation
                        Applicable   Applicable    Net Assets    Net Assets       Portfolio    Amount        and Market    Asset
                        to Common    to Common     Including     Including        Turnover     Outstanding   Value         Coverage
                        Shares++     Shares++      Preferred++   Preferred++      Rate         (000)         Per Share     Per Share
------------------------------------------------------------------------------------------------------------------------------------
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                 1.20%*       6.77%*        .83%*         4.69%*           16%          $45,000       $25,000       $81,490
2001                    1.21         6.79          .83           4.66             21            45,000        25,000        82,260
2000                    1.24         7.66          .83           5.13             27            45,000        25,000        78,835
1999                    1.22         6.82          .85           4.74             50            45,000        25,000        77,828
1998                    1.22         6.49          .85           4.50              2            45,000        25,000        83,043
1997                    1.25         6.96          .85           4.74              9            45,000        25,000        79,762

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                 1.23*        6.86*         .82*          4.55*             4           95,000        25,000        74,281
2001                    1.24         7.02          .81           4.61             18           95,000        25,000        74,903
2000                    1.26         7.66          .81           4.89             26           95,000        25,000        71,836
1999                    1.24         6.86          .82           4.53             35           95,000        25,000        70,482
1998                    1.25         6.79          .82           4.46             13           95,000        25,000        74,052
1997                    1.28         7.24          .83           4.67             24           95,000        25,000        71,548

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                 1.27*        7.13*         .83*          4.66*             3           43,000        25,000        72,433
2001                    1.30         7.38          .84           4.76             18           43,000        25,000        72,714
2000                    1.36         8.10          .86           5.10             19           43,000        25,000        69,696
1999                    1.30         7.08          .85           4.63             36           43,000        25,000        69,115
1998                    1.32         7.02          .86           4.57             21           43,000        25,000        72,713
1997                    1.34         7.47          .86           4.76             44           43,000        25,000        70,346

CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                  .71*        7.26*         .48*          4.83*            14           175,000       25,000        74,803
2001                     .72         7.50          .47           4.92             17           175,000       25,000        75,600
2000                     .75         8.43          .47           5.30             25           175,000       25,000        71,189
1999(a)                  .55*        5.45*         .43*          4.29*             8           175,000       25,000        69,481

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(d)                  .70*        7.26*         .46*          4.82*            11           110,000       25,000        74,304
2001(b)                  .62*        5.65*         .46*          4.16*            40           110,000       25,000        75,782

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(c)                  .61*        5.57*         .44*          4.05*            26           187,000       25,000        70,473
====================================================================================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
     *** After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period May 26, 1999 (commencement of operations) through August 31,
     1999.
(b)  For the period March 27, 2001 (commencement of operations) through August
     31, 2001.
(c)  For the period September 25, 2001 (commencement of operations) through
     February 28, 2002.
(d)  For the six months ended February 28, 2002.

                                 See accompanying notes to financial statements.

                                 42-43 [SPREAD]


Build Your Wealth
       AUTOMATICALLY



[Sidebar text]
NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


POLICY NOTICE:
Nuveen California Dividend Advantage Municipal Fund
Nuveen California Dividend Advantage Municipal Fund 2
Nuveen California Dividend Advantage Municipal Fund 3

These Funds may not invest, under normal circumstances, less than 80% of their net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from both regular federal and California state income taxes.



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended February 28, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS


[PHOTO OF JOHN NUVEEN, SR.]

John Nuveen, Sr.


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


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Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                   FSA-2-02-02